UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2010

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
COMMON STOCKS — 72.9%
AEROSPACE & DEFENSE — 0.5%
Raytheon Co.	762,200	$ 35,320,348
AIR FREIGHT & LOGISTICS — 2.8%
United Parcel Service, Inc., Class B	3,040,221	220,659,240
CAPITAL MARKETS — 1.9%
AllianceBernstein Holding LP	419,673	9,790,971
Northern Trust Corp.	2,357,300	130,617,993
T. Rowe Price Group, Inc.	162,500	10,487,750
		150,896,714
CHEMICALS — 1.8%
E.I. du Pont de Nemours & Co.	2,828,000	141,060,640
COMMERCIAL BANKS — 0.8%
Commerce Bancshares, Inc.	1,563,681	62,125,046
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Pitney Bowes, Inc.	1,207,600	29,199,768
Republic Services, Inc.	2,293,100	68,471,966
Waste Management, Inc.	424,445	15,649,287
		113,321,021
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	53,395	4,925,155
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,605,100	82,405,834
DIVERSIFIED — 2.9%
Standard & Poor's 500 Depositary Receipt, Series 1	1,804,400	226,957,432
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
AT&T, Inc.	11,586,800	340,420,184
Bell Aliant Regional Communications Income Fund	229,400	5,996,285
Qwest Communications International, Inc.	3,001,000	22,837,610
		369,254,079
ELECTRIC UTILITIES — 1.1%
Northeast Utilities	1,687,800	53,807,064
Portland General Electric Co.	1,526,433	33,123,596
		86,930,660
ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	1,439,400	82,290,498
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Molex, Inc., Class A	1,809,100	34,137,717
FOOD & STAPLES RETAILING — 2.2%
Walgreen Co.	1,476,200	57,512,752
Wal-Mart Stores, Inc.	2,128,316	114,780,082
		172,292,834
FOOD PRODUCTS — 3.0%
H.J. Heinz Co.	1,805,500	89,300,030
Kellogg Co.	1,179,200	60,233,536
Unilever NV CVA	2,597,100	80,862,761
		230,396,327
GAS UTILITIES — 3.5%
AGL Resources, Inc.	2,437,500	87,384,375

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
Nicor, Inc.	1,868,540	$ 93,277,517
WGL Holdings, Inc.(1)	2,539,088	90,823,178
		271,485,070
HOUSEHOLD PRODUCTS — 5.4%
Clorox Co.	992,800	62,824,384
Kimberly-Clark Corp.	2,610,200	164,547,008
Procter & Gamble Co. (The)	2,909,630	187,176,498
		414,547,890
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	3,739,900	68,402,771
INSURANCE — 5.1%
ACE Ltd.	962,400	59,909,400
Allstate Corp. (The)	3,463,300	110,410,004
Chubb Corp. (The)	674,000	40,197,360
Marsh & McLennan Cos., Inc.	5,590,289	152,838,501
MetLife, Inc.	225,006	9,999,267
Transatlantic Holdings, Inc.	488,509	25,216,834
		398,571,366
IT SERVICES — 1.6%
Accenture plc, Class A	1,010,400	48,994,296
Automatic Data Processing, Inc.	1,083,700	50,153,636
Paychex, Inc.	822,900	25,435,839
		124,583,771
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Mattel, Inc.	1,990,200	50,610,786
MACHINERY — 0.1%
Harsco Corp.	330,160	9,350,131
MEDIA — 0.2%
Omnicom Group, Inc.	309,000	14,152,200
MULTI-UTILITIES — 3.3%
Consolidated Edison, Inc.	3,841,470	190,421,668
PG&E Corp.	1,391,700	66,578,928
		257,000,596
OIL, GAS & CONSUMABLE FUELS — 12.7%
Chevron Corp.	2,867,200	261,632,000
El Paso Pipeline Partners LP	2,327,506	77,855,076
Exxon Mobil Corp.	5,271,429	385,446,888
Spectra Energy Partners LP	857,505	28,169,039
Total SA	4,355,600	230,778,397
		983,881,400
PHARMACEUTICALS — 7.5%
Abbott Laboratories	412,600	19,767,666
Bristol-Myers Squibb Co.	2,970,140	78,649,307
Eli Lilly & Co.	1,167,400	40,905,696
Johnson & Johnson	3,096,735	191,533,060
Merck & Co., Inc.	4,066,300	146,549,452
Pfizer, Inc.	5,972,424	104,577,144
		581,982,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Applied Materials, Inc.	5,192,646	72,956,676

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
Microchip Technology, Inc.	90,200	$ 3,085,742
		76,042,418
SOFTWARE — 0.6%
Microsoft Corp.	1,677,700	46,841,384
SPECIALTY RETAIL — 1.8%
Home Depot, Inc. (The)	3,908,302	137,025,068
THRIFTS & MORTGAGE FINANCE — 2.5%
Capitol Federal Financial, Inc.	4,032,105	48,022,371
Hudson City Bancorp., Inc.	3,587,200	45,700,928
People's United Financial, Inc.	7,272,500	101,887,725
		195,611,024
TOTAL COMMON STOCKS
(Cost $4,847,537,572)		5,643,061,745
CONVERTIBLE BONDS — 20.0%
CAPITAL MARKETS — 0.4%
BNP Paribas, (convertible into Charles Schwab Corp. (The)), 7.45%, 2/15/11(2)(3)	$ 1,321,400	21,974,882
Janus Capital Group, Inc., 3.25%, 7/15/14	10,000,000	11,900,000
		33,874,882
COMMERCIAL BANKS — 0.7%
BNP Paribas, (convertible into SunTrust Banks, Inc.), 15.65%, 3/3/11(2)(3)	750,000	18,888,750
Goldman Sachs Group, Inc. (The), (convertible into SunTrust Banks, Inc.), 16.15%, 1/26/11(2)(3)	645,000	16,799,476
Goldman Sachs Group, Inc. (The), (convertible into U.S. Bancorp.), 7.20%, 4/18/11(2)(3)	828,500	20,872,318
		56,560,544
COMMUNICATIONS EQUIPMENT — 0.1%
Credit Suisse Securities USA LLC, (convertible into Cisco Systems, Inc.), 4.75%, 5/19/11(2)(3)	475,000	9,671,000
COMPUTERS & PERIPHERALS — 0.3%
Cadence Design Systems, Inc., 2.625%, 6/1/15(3)	5,698,000	7,229,338
Morgan Stanley, (convertible into Hewlett-Packard Co.), 5.85%, 2/14/11(2)(3)	380,500	16,686,827
		23,916,165
DIVERSIFIED FINANCIAL SERVICES — 1.1%
BNP Paribas, (convertible into JPMorgan Chase & Co.), 9.45%, 3/3/11(2)(3)	360,000	14,216,400
Deutsche Bank AG, (convertible into JPMorgan Chase & Co.), 9.35%, 2/23/11(2)(3)	900,000	37,096,200
Deutsche Bank AG, (convertible into JPMorgan Chase & Co.), 7.64%, 6/3/11(2)(3)	370,000	14,923,950
Morgan Stanley, (convertible into JPMorgan Chase & Co.), 5.63%, 4/18/11(2)(3)	438,000	18,441,990
		84,678,540
ENERGY EQUIPMENT & SERVICES — 0.2%
Bank of America N.A., (convertible into Baker Hughes, Inc.), 11.60%, 2/9/11(2)(3)	385,000	18,380,227
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Beckman Coulter, Inc., 2.50%, 12/15/36	50,000,000	57,312,500
HEALTH CARE PROVIDERS & SERVICES — 2.8%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	28,000,000	28,385,000
LifePoint Hospitals, Inc., 3.25%, 8/15/25	64,542,000	64,784,032

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
Lincare Holdings, Inc., 2.75%, 11/1/37	$112,112,000	$ 122,762,640
		215,931,672
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Life Technologies Corp., 3.25%, 6/15/25	142,100,000	169,987,125
METALS & MINING — 1.1%
Newmont Mining Corp., 3.00%, 2/15/12	61,500,000	85,869,375
OIL, GAS & CONSUMABLE FUELS — 1.7%
Peabody Energy Corp., 4.75%, 12/15/41	99,491,000	129,213,936
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.4%
Annaly Capital Management, Inc., 4.00%, 2/15/15	171,000,000	199,428,750
Host Hotels & Resorts LP, 3.25%, 4/15/24(3)	166,089,000	195,154,575
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	56,028,000	62,191,080
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(3)	30,000,000	36,487,500
		493,261,905
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Microchip Technology, Inc., 2.125%, 12/15/37	19,500,000	23,960,625
SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc., 2.25%, 1/15/22	117,504,000	124,994,880
Credit Suisse Securities USA LLC, (convertible into Lowe’s Cos., Inc.), 5.50%, 6/9/11(2)(3)	410,500	10,260,448
Morgan Stanley, (convertible into Gap, Inc. (The)), 10.15%, 1/14/11(2)(3)	732,400	15,307,160
		150,562,488
TOTAL CONVERTIBLE BONDS
(Cost $1,406,089,956)		1,553,180,984
CONVERTIBLE PREFERRED STOCKS — 3.9%
AUTOMOBILES — 0.1%
General Motors Co., 4.75%	170,010	9,199,241
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Bank of America Corp., 7.25%	279,200	267,186,024
INSURANCE — 0.1%
Hartford Financial Services Group, Inc., 7.25%	247,300	6,333,353
OIL, GAS & CONSUMABLE FUELS — 0.3%
Apache Corp., 6.00%	307,183	20,353,946
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $241,495,514)		303,072,564

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 2.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	81,575	$ 81,575
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $120,122,951), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $117,600,784)		117,600,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $85,140,031), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $83,400,417)		83,400,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $201,081,575)	201,081,575
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $6,696,204,617)	7,700,396,868
OTHER ASSETS AND LIABILITIES — 0.6%	42,626,907
TOTAL NET ASSETS — 100.0%	$7,743,023,775

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
165,240,852	EUR for USD	UBS AG	1/31/11	$220,811,352	$(3,812,108)
(Value on Settlement Date $216,999,244)

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
USD	-	United States Dollar

(1)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $233,519,628, which represented 3.0% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $472,391,041, which represented 6.1% of total net assets.

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Income – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,216,520,606	–	–
Foreign Common Stocks	108,903,696	$ 317,637,443	–
Convertible Bonds	–	1,553,180,984	–
Convertible Preferred Stocks	–	303,072,564	–
Temporary Cash Investments	81,575	201,000,000	–
Total Value of Investment Securities	$5,325,505,877	$2,374,890,991	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(3,812,108)	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2010 follows

	March 31, 2010					December 31, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend ncome	Share Balance	Market Value

WGL Holdings, Inc.	2,505,688	$7,727,740	$6,065,190	$775,847	$2,850,942	2,539,088	$90,823,178

4. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,908,662,313
Gross tax appreciation of investments	$807,821,985
Gross tax depreciation of investments	(16,087,430)
Net tax appreciation (depreciation) of investments	$791,734,555

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

December 31, 2010

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 112.4%
AEROSPACE & DEFENSE — 3.0%
Boeing Co. (The)	19,089	$ 1,245,748
General Dynamics Corp.	9,882	701,227
Goodrich Corp.	3,324	292,745
Honeywell International, Inc.	20,479	1,088,663
ITT Corp.	4,800	250,128
L-3 Communications Holdings, Inc.	3,026	213,303
Lockheed Martin Corp.	7,735	540,754
Northrop Grumman Corp.	7,730	500,749
Precision Castparts Corp.	3,746	521,481
Raytheon Co.	9,385	434,901
Rockwell Collins, Inc.	4,123	240,206
United Technologies Corp.	24,060	1,894,003
		7,923,908
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	4,416	354,119
Expeditors International of Washington, Inc.	5,648	308,381
FedEx Corp.	8,184	761,194
United Parcel Service, Inc., Class B	25,785	1,871,475
		3,295,169
AIRLINES — 0.1%
Southwest Airlines Co.	19,629	254,784
AUTO COMPONENTS — 0.3%
Goodyear Tire & Rubber Co. (The)(1)	6,584	78,020
Johnson Controls, Inc.	17,475	667,545
		745,565
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	97,971	1,644,933
Harley-Davidson, Inc.	6,050	209,754
		1,854,687
BEVERAGES — 2.9%
Brown-Forman Corp., Class B	2,736	190,480
Coca-Cola Co. (The)	60,615	3,986,649
Coca-Cola Enterprises, Inc.	9,042	226,321
Constellation Brands, Inc., Class A(1)	4,384	97,106
Dr Pepper Snapple Group, Inc.	5,959	209,519
Molson Coors Brewing Co., Class B	4,121	206,833
PepsiCo, Inc.	41,286	2,697,214
		7,614,122
BIOTECHNOLOGY — 1.5%
Amgen, Inc.(1)	24,644	1,352,956
Biogen Idec, Inc.(1)	6,291	421,812
Celgene Corp.(1)	12,261	725,115
Cephalon, Inc.(1)	1,894	116,898
Genzyme Corp.(1)	6,752	480,742
Gilead Sciences, Inc.(1)	21,218	768,940
		3,866,463
BUILDING PRODUCTS(2)
Masco Corp.	8,984	113,737

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	6,549	$ 376,895
Bank of New York Mellon Corp. (The)	32,427	979,295
Charles Schwab Corp. (The)	25,866	442,567
E*Trade Financial Corp.(1)	5,600	89,600
Federated Investors, Inc., Class B	2,433	63,672
Franklin Resources, Inc.	3,740	415,925
Goldman Sachs Group, Inc. (The)	13,355	2,245,777
Invesco Ltd.	11,701	281,526
Janus Capital Group, Inc.	4,837	62,736
Legg Mason, Inc.	3,984	144,500
Morgan Stanley	39,426	1,072,781
Northern Trust Corp.	6,328	350,634
State Street Corp.	12,928	599,084
T. Rowe Price Group, Inc.	6,724	433,967
		7,558,959
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	5,579	507,410
Airgas, Inc.	1,851	115,613
CF Industries Holdings, Inc.	1,836	248,135
Dow Chemical Co. (The)	30,295	1,034,271
E.I. du Pont de Nemours & Co.	23,976	1,195,923
Eastman Chemical Co.	1,972	165,806
Ecolab, Inc.	6,230	314,117
FMC Corp.	1,872	149,554
International Flavors & Fragrances, Inc.	2,000	111,180
Monsanto Co.	14,100	981,924
PPG Industries, Inc.	4,273	359,231
Praxair, Inc.	8,048	768,343
Sherwin-Williams Co. (The)	2,434	203,847
Sigma-Aldrich Corp.	3,110	207,002
		6,362,356
COMMERCIAL BANKS — 3.4%
BB&T Corp.	18,063	474,876
Comerica, Inc.	4,614	194,895
Fifth Third Bancorp.	20,953	307,590
First Horizon National Corp.(1)	6,646	78,293
Huntington Bancshares, Inc.	22,549	154,912
KeyCorp	22,317	197,506
M&T Bank Corp.	3,062	266,547
Marshall & Ilsley Corp.	14,684	101,613
PNC Financial Services Group, Inc.	13,604	826,035
Regions Financial Corp.	31,889	223,223
SunTrust Banks, Inc.	12,842	378,968
U.S. Bancorp.	50,003	1,348,581
Wells Fargo & Co.	137,100	4,248,729
Zions Bancorp.	4,588	111,167
		8,912,935
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	3,002	127,105
Cintas Corp.	3,136	87,682
Iron Mountain, Inc.	4,963	124,125

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Pitney Bowes, Inc.	5,703	$ 137,898
R.R. Donnelley & Sons Co.	4,975	86,913
Republic Services, Inc.	7,881	235,327
Stericycle, Inc.(1)	2,312	187,087
Waste Management, Inc.	12,311	453,907
		1,440,044
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.(1)	144,958	2,932,500
F5 Networks, Inc.(1)	2,114	275,158
Harris Corp.	3,238	146,682
JDS Uniphase Corp.(1)	5,366	77,700
Juniper Networks, Inc.(1)	13,773	508,499
Motorola, Inc.(1)	61,029	553,533
QUALCOMM, Inc.	42,361	2,096,446
Tellabs, Inc.	8,750	59,325
		6,649,843
COMPUTERS & PERIPHERALS — 5.0%
Apple, Inc.(1)	23,986	7,736,924
Dell, Inc.(1)	43,603	590,821
EMC Corp.(1)	53,586	1,227,119
Hewlett-Packard Co.	59,203	2,492,446
Lexmark International, Inc., Class A(1)	2,188	76,186
NetApp, Inc.(1)	9,545	524,593
QLogic Corp.(1)	2,493	42,431
SanDisk Corp.(1)	6,082	303,249
Western Digital Corp.(1)	5,872	199,061
		13,192,830
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	4,692	310,892
Jacobs Engineering Group, Inc.(1)	3,204	146,903
Quanta Services, Inc.(1)	5,982	119,162
		576,957
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,464	153,663
CONSUMER FINANCE — 0.8%
American Express Co.	27,300	1,171,716
Capital One Financial Corp.	11,985	510,082
Discover Financial Services	14,353	265,961
SLM Corp.(1)	12,051	151,722
		2,099,481
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,337	159,033
Bemis Co., Inc.	3,016	98,502
Owens-Illinois, Inc.(1)	4,281	131,427
Sealed Air Corp.	3,913	99,586
		488,548
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,081	209,519
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	3,494	137,978
DeVry, Inc.	1,762	84,541

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
H&R Block, Inc.	8,072	$ 96,137
		318,656
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Bank of America Corp.	263,629	3,516,811
Citigroup, Inc.(1)	759,400	3,591,962
CME Group, Inc.	1,773	570,463
IntercontinentalExchange, Inc.(1)	1,926	229,483
JPMorgan Chase & Co.(3)	102,197	4,335,197
Leucadia National Corp.	4,885	142,544
McGraw-Hill Cos., Inc. (The)	7,948	289,387
Moody's Corp.	5,566	147,721
NASDAQ OMX Group, Inc. (The)(1)	3,443	81,633
NYSE Euronext	6,747	202,275
		13,107,476
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	154,772	4,547,201
CenturyLink, Inc.	7,987	368,760
Frontier Communications Corp.	25,756	250,606
Qwest Communications International, Inc.	45,375	345,304
Verizon Communications, Inc.	74,187	2,654,411
Windstream Corp.	12,434	173,330
		8,339,612
ELECTRIC UTILITIES — 2.0%
Allegheny Energy, Inc.	4,139	100,329
American Electric Power Co., Inc.	12,557	451,801
Duke Energy Corp.	34,829	620,304
Edison International	8,692	335,511
Entergy Corp.	4,685	331,839
Exelon Corp.	17,165	714,751
FirstEnergy Corp.	8,131	301,010
NextEra Energy, Inc.	10,960	569,810
Northeast Utilities	4,835	154,140
Pepco Holdings, Inc.	5,590	102,017
Pinnacle West Capital Corp.	2,986	123,770
PPL Corp.	12,420	326,894
Progress Energy, Inc.	7,637	332,057
Southern Co.	21,969	839,875
		5,304,108
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	19,551	1,117,731
Rockwell Automation, Inc.	3,736	267,909
Roper Industries, Inc.	2,573	196,654
		1,582,294
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp., Class A	4,519	238,513
Corning, Inc.	41,005	792,217
FLIR Systems, Inc.(1)	4,357	129,621
Jabil Circuit, Inc.	4,703	94,483
Molex, Inc.	3,677	83,541
		1,338,375
ENERGY EQUIPMENT & SERVICES — 2.4%
Baker Hughes, Inc.	11,372	650,137

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Cameron International Corp.(1)	6,491	$ 329,288
Diamond Offshore Drilling, Inc.	1,756	117,424
FMC Technologies, Inc.(1)	3,171	281,934
Halliburton Co.	23,769	970,488
Helmerich & Payne, Inc.	2,874	139,332
Nabors Industries Ltd.(1)	7,206	169,053
National Oilwell Varco, Inc.	10,851	729,730
Rowan Cos., Inc.(1)	3,184	111,153
Schlumberger Ltd.	35,633	2,975,355
		6,473,894
FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	11,207	809,257
CVS Caremark Corp.	35,500	1,234,335
Kroger Co. (The)	16,807	375,804
Safeway, Inc.	9,485	213,318
SUPERVALU, INC.	5,930	57,106
SYSCO Corp.	15,545	457,023
Walgreen Co.	24,282	946,027
Wal-Mart Stores, Inc.	51,256	2,764,236
Whole Foods Market, Inc.(1)	3,717	188,043
		7,045,149
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	16,549	497,794
Campbell Soup Co.	5,088	176,808
ConAgra Foods, Inc.	11,201	252,918
Dean Foods Co.(1)	4,770	42,167
General Mills, Inc.	16,769	596,809
H.J. Heinz Co.	8,517	421,251
Hershey Co. (The)	3,916	184,639
Hormel Foods Corp.	1,895	97,138
J.M. Smucker Co. (The)	3,064	201,152
Kellogg Co.	6,786	346,629
Kraft Foods, Inc., Class A	45,562	1,435,659
McCormick & Co., Inc.	3,434	159,784
Mead Johnson Nutrition Co.	5,476	340,881
Sara Lee Corp.	16,585	290,403
Tyson Foods, Inc., Class A	7,496	129,081
		5,173,113
GAS UTILITIES — 0.1%
Nicor, Inc.	1,201	59,954
ONEOK, Inc.	2,896	160,641
		220,595
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	15,121	765,425
Becton, Dickinson & Co.	5,959	503,655
Boston Scientific Corp.(1)	40,035	303,065
C.R. Bard, Inc.	2,485	228,048
CareFusion Corp.(1)	6,085	156,385
DENTSPLY International, Inc.	3,483	119,014
Intuitive Surgical, Inc.(1)	1,039	267,802
Medtronic, Inc.	28,223	1,046,791
St. Jude Medical, Inc.(1)	9,014	385,348

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Stryker Corp.	8,838	$ 474,601
Varian Medical Systems, Inc.(1)	2,991	207,216
Zimmer Holdings, Inc.(1)	5,104	273,983
		4,731,333
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	10,388	316,938
AmerisourceBergen Corp.	6,960	237,475
Cardinal Health, Inc.	9,166	351,150
CIGNA Corp.	6,940	254,420
Coventry Health Care, Inc.(1)	4,141	109,322
DaVita, Inc.(1)	2,486	172,752
Express Scripts, Inc.(1)	13,742	742,755
Humana, Inc.(1)	4,497	246,166
Laboratory Corp. of America Holdings(1)	2,712	238,439
McKesson Corp.	6,469	455,288
Medco Health Solutions, Inc.(1)	11,058	677,524
Patterson Cos., Inc.	2,583	79,117
Quest Diagnostics, Inc.	3,631	195,965
Tenet Healthcare Corp.(1)	13,687	91,566
UnitedHealth Group, Inc.	28,688	1,035,924
WellPoint, Inc.(1)	10,323	586,966
		5,791,767
HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	11,314	521,689
Darden Restaurants, Inc.	3,666	170,249
International Game Technology	8,119	143,625
Marriott International, Inc., Class A	7,343	305,028
McDonald's Corp.	27,592	2,117,962
Starbucks Corp.	19,308	620,366
Starwood Hotels & Resorts Worldwide, Inc.	5,014	304,751
Wyndham Worldwide Corp.	4,584	137,337
Wynn Resorts Ltd.	2,039	211,730
Yum! Brands, Inc.	12,366	606,552
		5,139,289
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	7,824	93,340
Fortune Brands, Inc.	3,987	240,217
Harman International Industries, Inc.(1)	1,933	89,498
Leggett & Platt, Inc.	3,498	79,614
Lennar Corp., Class A	3,708	69,525
Newell Rubbermaid, Inc.	7,804	141,877
Pulte Group, Inc.(1)	9,026	67,875
Stanley Black & Decker, Inc.	4,423	295,766
Whirlpool Corp.	2,055	182,546
		1,260,258
HOUSEHOLD PRODUCTS — 2.5%
Clorox Co.	3,748	237,174
Colgate-Palmolive Co.	12,620	1,014,269
Kimberly-Clark Corp.	10,666	672,385
Procter & Gamble Co. (The)	73,107	4,702,973
		6,626,801

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	17,148	$ 208,863
Constellation Energy Group, Inc.	5,077	155,509
NRG Energy, Inc.(1)	6,336	123,805
		488,177
INDUSTRIAL CONGLOMERATES — 2.8%
3M Co.	18,623	1,607,165
General Electric Co.	278,270	5,089,558
Textron, Inc.	6,881	162,667
Tyco International Ltd.	12,887	534,037
		7,393,427
INSURANCE — 4.4%
ACE Ltd.	8,846	550,664
Aflac, Inc.	12,220	689,575
Allstate Corp. (The)	14,077	448,775
American International Group, Inc.(1)	3,699	213,136
Aon Corp.	8,611	396,192
Assurant, Inc.	2,647	101,962
Berkshire Hathaway, Inc., Class B(1)	45,161	3,617,848
Chubb Corp. (The)	8,075	481,593
Cincinnati Financial Corp.	4,429	140,355
Genworth Financial, Inc., Class A(1)	12,246	160,912
Hartford Financial Services Group, Inc. (The)	11,805	312,714
Lincoln National Corp.	8,251	229,460
Loews Corp.	8,257	321,280
Marsh & McLennan Cos., Inc.	13,967	381,858
MetLife, Inc.	23,584	1,048,073
Principal Financial Group, Inc.	8,373	272,625
Progressive Corp. (The)	17,307	343,890
Prudential Financial, Inc.	12,860	755,011
Torchmark Corp.	2,111	126,111
Travelers Cos., Inc. (The)	11,965	666,570
Unum Group	8,024	194,341
XL Group plc	8,534	186,212
		11,639,157
INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc.(1)	9,244	1,663,920
Expedia, Inc.	5,372	134,784
Netflix, Inc.(1)	1,133	199,068
priceline.com, Inc.(1)	1,286	513,821
		2,511,593
INTERNET SOFTWARE & SERVICES — 2.2%
Akamai Technologies, Inc.(1)	4,671	219,771
eBay, Inc.(1)	30,101	837,711
Google, Inc., Class A(1)	6,516	3,870,308
Monster Worldwide, Inc.(1)	3,375	79,751
VeriSign, Inc.	4,584	149,759
Yahoo!, Inc.(1)	34,047	566,202
		5,723,502
IT SERVICES — 3.4%
Automatic Data Processing, Inc.	13,056	604,232
Cognizant Technology Solutions Corp., Class A(1)	7,865	576,426

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Computer Sciences Corp.	3,951	$ 195,969
Fidelity National Information Services, Inc.	7,076	193,811
Fiserv, Inc.(1)	3,994	233,889
International Business Machines Corp.	32,467	4,764,857
MasterCard, Inc., Class A	2,515	563,637
Paychex, Inc.	8,358	258,346
SAIC, Inc.(1)	8,001	126,896
Teradata Corp.(1)	4,362	179,540
Total System Services, Inc.	4,591	70,609
Visa, Inc., Class A	12,758	897,908
Western Union Co. (The)	17,196	319,330
		8,985,450
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	3,561	168,008
Mattel, Inc.	9,113	231,744
		399,752
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.(1)	9,249	383,186
Life Technologies Corp.(1)	4,772	264,846
PerkinElmer, Inc.	3,253	83,992
Thermo Fisher Scientific, Inc.(1)	10,332	571,980
Waters Corp.(1)	2,385	185,338
		1,489,342
MACHINERY — 2.6%
Caterpillar, Inc.	16,502	1,545,577
Cummins, Inc.	5,135	564,902
Danaher Corp.	13,994	660,097
Deere & Co.	11,062	918,699
Dover Corp.	4,934	288,392
Eaton Corp.	4,352	441,772
Flowserve Corp.	1,406	167,623
Illinois Tool Works, Inc.	12,948	691,423
Ingersoll-Rand plc	8,449	397,864
PACCAR, Inc.	9,615	552,093
Pall Corp.	2,916	144,575
Parker-Hannifin Corp.	4,289	370,141
Snap-on, Inc.	1,635	92,508
		6,835,666
MEDIA — 3.4%
Cablevision Systems Corp., Class A	6,275	212,346
CBS Corp., Class B	17,259	328,784
Comcast Corp., Class A	73,190	1,607,984
DirecTV, Class A(1)	21,913	874,986
Discovery Communications, Inc., Class A(1)	7,575	315,878
Gannett Co., Inc.	6,404	96,636
Interpublic Group of Cos., Inc. (The)(1)	12,617	133,993
Meredith Corp.	1,155	40,021
News Corp., Class A	59,433	865,345
Omnicom Group, Inc.	7,923	362,873
Scripps Networks Interactive, Inc., Class A	2,284	118,197
Time Warner Cable, Inc.	9,371	618,767
Time Warner, Inc.	28,777	925,756

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Viacom, Inc., Class B	15,627	$ 618,985
Walt Disney Co. (The)	49,500	1,856,745
Washington Post Co. (The), Class B	134	58,893
		9,036,189
METALS & MINING — 1.4%
AK Steel Holding Corp.	3,347	54,790
Alcoa, Inc.	26,270	404,295
Allegheny Technologies, Inc.	2,694	148,655
Cliffs Natural Resources, Inc.	3,557	277,482
Freeport-McMoRan Copper & Gold, Inc.	12,265	1,472,904
Newmont Mining Corp.	12,958	796,010
Nucor Corp.	8,416	368,789
Titanium Metals Corp.(1)	2,222	38,174
United States Steel Corp.	3,658	213,700
		3,774,799
MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	1,941	59,123
Family Dollar Stores, Inc.	3,195	158,823
J.C. Penney Co., Inc.	6,066	195,993
Kohl's Corp.(1)	7,636	414,940
Macy's, Inc.	11,078	280,273
Nordstrom, Inc.	4,581	194,143
Sears Holdings Corp.(1)	1,202	88,648
Target Corp.	18,607	1,118,839
		2,510,782
MULTI-UTILITIES — 1.4%
Ameren Corp.	6,060	170,831
CenterPoint Energy, Inc.	10,596	166,569
CMS Energy Corp.	6,567	122,146
Consolidated Edison, Inc.	7,559	374,700
Dominion Resources, Inc.	15,277	652,633
DTE Energy Co.	4,349	197,097
Integrys Energy Group, Inc.	1,905	92,412
NiSource, Inc.	6,934	122,177
PG&E Corp.	10,311	493,278
Public Service Enterprise Group, Inc.	13,121	417,379
SCANA Corp.	3,150	127,890
Sempra Energy	6,345	332,986
TECO Energy, Inc.	5,313	94,571
Wisconsin Energy Corp.	2,983	175,579
Xcel Energy, Inc.	12,194	287,169
		3,827,417
OFFICE ELECTRONICS — 0.2%
Xerox Corp.	35,762	411,978
OIL, GAS & CONSUMABLE FUELS — 11.1%
Anadarko Petroleum Corp.	13,015	991,222
Apache Corp.	9,990	1,191,108
Cabot Oil & Gas Corp.	2,573	97,388
Chesapeake Energy Corp.	16,858	436,791
Chevron Corp.	52,666	4,805,773
ConocoPhillips	38,469	2,619,739
CONSOL Energy, Inc.	5,931	289,077

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Denbury Resources, Inc.(1)	10,250	$ 195,673
Devon Energy Corp.	11,251	883,316
El Paso Corp.	18,552	255,276
EOG Resources, Inc.	6,691	611,624
EQT Corp.	3,949	177,073
Exxon Mobil Corp.	131,749	9,633,487
Hess Corp.	7,894	604,207
Marathon Oil Corp.	18,480	684,314
Massey Energy Co.	2,554	137,022
Murphy Oil Corp.	5,124	381,994
Newfield Exploration Co.(1)	3,500	252,385
Noble Energy, Inc.	4,527	389,684
Occidental Petroleum Corp.	21,232	2,082,859
Peabody Energy Corp.	6,970	445,941
Pioneer Natural Resources Co.	3,020	262,196
QEP Resources, Inc.	4,424	160,635
Range Resources Corp.	4,063	182,754
Southwestern Energy Co.(1)	8,872	332,079
Spectra Energy Corp.	16,881	421,856
Sunoco, Inc.	3,004	121,091
Tesoro Corp.(1)	4,083	75,699
Valero Energy Corp.	15,005	346,916
Williams Cos., Inc. (The)	15,609	385,854
		29,455,033
PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	11,554	314,731
MeadWestvaco Corp.	4,294	112,331
		427,062
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	10,964	318,614
Estee Lauder Cos., Inc. (The), Class A	2,911	234,918
		553,532
PHARMACEUTICALS — 6.2%
Abbott Laboratories	40,319	1,931,683
Allergan, Inc.	7,947	545,721
Bristol-Myers Squibb Co.	44,761	1,185,271
Eli Lilly & Co.	26,509	928,875
Forest Laboratories, Inc.(1)	7,411	237,004
Hospira, Inc.(1)	4,360	242,808
Johnson & Johnson	71,659	4,432,109
King Pharmaceuticals, Inc.(1)	2,242	31,500
Merck & Co., Inc.	80,366	2,896,391
Mylan, Inc.(1)	10,990	232,219
Pfizer, Inc.	208,675	3,653,899
Watson Pharmaceuticals, Inc.(1)	3,127	161,510
		16,478,990
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,245	102,202
Equifax, Inc.	3,148	112,069

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Robert Half International, Inc.	3,624	$ 110,894
		325,165
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Apartment Investment & Management Co., Class A	3,076	79,484
AvalonBay Communities, Inc.	2,169	244,121
Boston Properties, Inc.	3,742	322,186
Equity Residential	7,615	395,599
HCP, Inc.	9,516	350,094
Health Care REIT, Inc.	3,850	183,414
Host Hotels & Resorts, Inc.	17,598	314,476
Kimco Realty Corp.	10,371	187,093
Plum Creek Timber Co., Inc.	4,123	154,406
ProLogis	15,214	219,690
Public Storage	3,611	366,228
Simon Property Group, Inc.	7,644	760,502
Ventas, Inc.	4,089	214,591
Vornado Realty Trust	4,213	351,069
Weyerhaeuser Co.	13,902	263,165
		4,406,118
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	7,973	163,287
ROAD & RAIL — 0.9%
CSX Corp.	9,647	623,293
Norfolk Southern Corp.	9,531	598,737
Ryder System, Inc.	1,199	63,115
Union Pacific Corp.	12,862	1,191,793
		2,476,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc.(1)	14,130	115,583
Altera Corp.	8,001	284,676
Analog Devices, Inc.	7,859	296,049
Applied Materials, Inc.	35,119	493,422
Broadcom Corp., Class A	11,870	516,938
First Solar, Inc.(1)	1,354	176,210
Intel Corp.	146,345	3,077,635
KLA-Tencor Corp.	4,266	164,838
Linear Technology Corp.	5,806	200,830
LSI Corp.(1)	16,041	96,086
MEMC Electronic Materials, Inc.(1)	6,235	70,206
Microchip Technology, Inc.	4,703	160,890
Micron Technology, Inc.(1)	21,772	174,611
National Semiconductor Corp.	6,779	93,279
Novellus Systems, Inc.(1)	2,261	73,075
NVIDIA Corp.(1)	14,918	229,737
Teradyne, Inc.(1)	4,767	66,929
Texas Instruments, Inc.	30,801	1,001,032
Xilinx, Inc.	6,770	196,195
		7,488,221
SOFTWARE — 4.5%
Adobe Systems, Inc.(1)	13,078	402,541
Autodesk, Inc.(1)	5,952	227,366
BMC Software, Inc.(1)	4,685	220,851

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
CA, Inc.	10,200	$ 249,288
Cerner Corp.(1)	1,843	174,606
Citrix Systems, Inc.(1)	4,969	339,929
Compuware Corp.(1)	5,249	61,256
Electronic Arts, Inc.(1)	8,978	147,060
Intuit, Inc.(1)	7,396	364,623
McAfee, Inc.(1)	3,972	183,943
Microsoft Corp.	196,695	5,491,724
Novell, Inc.(1)	10,080	59,674
Oracle Corp.	101,015	3,161,770
Red Hat, Inc.(1)	4,874	222,498
salesforce.com, inc.(1)	3,037	400,884
Symantec Corp.(1)	20,541	343,856
		12,051,869
SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co., Class A	2,186	125,979
AutoNation, Inc.(1)	1,833	51,691
AutoZone, Inc.(1)	701	191,086
Bed Bath & Beyond, Inc.(1)	6,689	328,764
Best Buy Co., Inc.	8,484	290,916
CarMax, Inc.(1)	5,760	183,629
GameStop Corp., Class A(1)	3,625	82,940
Gap, Inc. (The)	11,159	247,060
Home Depot, Inc. (The)	42,943	1,505,582
Limited Brands, Inc.	6,997	215,018
Lowe's Cos., Inc.	35,901	900,397
O'Reilly Automotive, Inc.(1)	3,580	216,304
RadioShack Corp.	2,856	52,807
Ross Stores, Inc.	3,195	202,084
Staples, Inc.	18,969	431,924
Tiffany & Co.	3,335	207,670
TJX Cos., Inc. (The)	10,489	465,607
Urban Outfitters, Inc.(1)	3,326	119,104
		5,818,562
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	7,694	425,555
NIKE, Inc., Class B	9,909	846,427
Polo Ralph Lauren Corp.	1,689	187,344
VF Corp.	2,311	199,162
		1,658,488
THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	14,097	179,596
People's United Financial, Inc.	9,344	130,909
		310,505
TOBACCO — 1.8%
Altria Group, Inc.	54,268	1,336,078
Lorillard, Inc.	3,924	322,003
Philip Morris International, Inc.	47,322	2,769,757
Reynolds American, Inc.	8,967	292,504
		4,720,342
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	3,756	225,022

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
W.W. Grainger, Inc.	1,501	$ 207,303
		432,325
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp., Class A(1)	10,399	537,004
MetroPCS Communications, Inc.(1)	6,234	78,736
Sprint Nextel Corp.(1)	76,377	323,075
		938,815
TOTAL COMMON STOCKS
(Cost $217,849,357)		298,498,773
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	86,274	86,274
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $5,716,837), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $5,600,028)		5,600,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $5,686,274)		5,686,274
SHORT-TERM INVESTMENTS – SEGREGATED FOR FUTURES CONTRACTS — 0.4%
U.S. Treasury Bills, 0.17%, 5/5/11(4)	$ 1,130,000	1,129,475
(Cost $1,129,338)
TOTAL INVESTMENT SECURITIES — 114.9%
(Cost $224,664,969)		305,314,522
OTHER ASSETS AND LIABILITIES — (14.9)%(5)		(39,666,419)
TOTAL NET ASSETS — 100.0%		$265,648,103

FUTURES CONTRACTS

Contracts Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
116 S & P 500 E-Mini Futures	March 2011	$7,267,400	$192,304

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $7,268,000.
(4)	The rate indicated is the yield to maturity at purchase.
(5)	Amount relates to payable for capital shares redeemed open at period end.

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Index – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$298,498,773	–	–
Temporary Cash Investments	86,274	$5,600,000	–
Short-Term Investments	–	1,129,475	–
Total Value of Investment Securities	$298,585,047	$6,729,475	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Future Contract.	$192,304	–	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$237,893,797
Gross tax appreciation of investments	$98,153,207
Gross tax depreciation of investments	(30,732,482)
Net tax appreciation (depreciation) of investments	$67,420,725

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2010

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 2.0%
Honeywell International, Inc.	44,800	$ 2,381,568
Lockheed Martin Corp.	85,400	5,970,314
Northrop Grumman Corp.	164,300	10,643,354
		18,995,236
BEVERAGES — 1.1%
Coca-Cola Co. (The)	161,100	10,595,547
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(1)	272,100	14,938,290
Gilead Sciences, Inc.(1)	174,000	6,305,760
		21,244,050
CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	98,300	5,657,165
Bank of New York Mellon Corp. (The)	321,100	9,697,220
Goldman Sachs Group, Inc. (The)	105,500	17,740,880
Morgan Stanley	286,300	7,790,223
		40,885,488
CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	134,400	6,703,872
COMMERCIAL BANKS — 5.5%
PNC Financial Services Group, Inc.	158,500	9,624,120
U.S. Bancorp.	520,800	14,045,976
Wells Fargo & Co.	934,500	28,960,155
		52,630,251
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	139,500	5,906,430
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.(1)	403,100	8,154,713
COMPUTERS & PERIPHERALS — 1.3%
Hewlett-Packard Co.	237,800	10,011,380
Western Digital Corp.(1)	79,200	2,684,880
		12,696,260
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	75,300	2,577,519
DIVERSIFIED FINANCIAL SERVICES — 8.3%
Bank of America Corp.	1,923,800	25,663,492
Citigroup, Inc.(1)	3,961,600	18,738,368
JPMorgan Chase & Co.	842,700	35,747,334
		80,149,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
AT&T, Inc.	1,194,200	35,085,596
CenturyLink, Inc.	88,500	4,086,045
Verizon Communications, Inc.	559,900	20,033,222
		59,204,863
ELECTRIC UTILITIES — 2.4%
American Electric Power Co., Inc.	211,100	7,595,378
Exelon Corp.	198,600	8,269,704
PPL Corp.	268,100	7,056,392
		22,921,474

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.2%
Baker Hughes, Inc.	127,200	$ 7,272,024
National Oilwell Varco, Inc.	131,200	8,823,200
Transocean Ltd.(1)	78,000	5,421,780
		21,517,004
FOOD & STAPLES RETAILING — 4.0%
Kroger Co. (The)	456,900	10,216,284
SYSCO Corp.	168,400	4,950,960
Walgreen Co.	209,700	8,169,912
Wal-Mart Stores, Inc.	290,400	15,661,272
		38,998,428
FOOD PRODUCTS — 1.7%
Kraft Foods, Inc., Class A	397,400	12,522,074
Unilever NV New York Shares	114,200	3,585,880
		16,107,954
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Medtronic, Inc.	177,600	6,587,184
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.	163,600	4,991,436
Quest Diagnostics, Inc.	51,500	2,779,455
WellPoint, Inc.(1)	106,800	6,072,648
		13,843,539
HOTELS, RESTAURANTS & LEISURE — 0.3%
Darden Restaurants, Inc.	36,900	1,713,636
Starbucks Corp.	41,300	1,326,969
		3,040,605
HOUSEHOLD PRODUCTS — 3.1%
Clorox Co.	78,300	4,954,824
Energizer Holdings, Inc.(1)	40,200	2,930,580
Procter & Gamble Co. (The)	349,400	22,476,902
		30,362,306
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	135,100	2,639,854
INDUSTRIAL CONGLOMERATES — 4.2%
General Electric Co.	1,846,100	33,765,169
Tyco International Ltd.	153,000	6,340,320
		40,105,489
INSURANCE — 7.0%
Allstate Corp. (The)	350,200	11,164,376
Berkshire Hathaway, Inc., Class B(1)	114,800	9,196,628
Chubb Corp. (The)	189,800	11,319,672
Loews Corp.	276,000	10,739,160
Principal Financial Group, Inc.	204,300	6,652,008
Torchmark Corp.	97,800	5,842,572
Travelers Cos., Inc. (The)	230,200	12,824,442
		67,738,858
IT SERVICES — 1.3%
Fiserv, Inc.(1)	63,600	3,724,416
International Business Machines Corp.	62,900	9,231,204
		12,955,620
MACHINERY — 1.5%
Dover Corp.	76,100	4,448,045

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Ingersoll-Rand plc	203,800	$ 9,596,942
		14,044,987
MEDIA — 5.1%
CBS Corp., Class B	434,700	8,281,035
Comcast Corp., Class A	686,800	15,088,996
Time Warner Cable, Inc.	70,900	4,681,527
Time Warner, Inc.	358,200	11,523,294
Viacom, Inc., Class B	240,500	9,526,205
		49,101,057
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	13,600	1,633,224
Nucor Corp.	134,100	5,876,262
		7,509,486
MULTILINE RETAIL — 1.2%
Kohl's Corp.(1)	111,900	6,080,646
Macy's, Inc.	234,100	5,922,730
		12,003,376
MULTI-UTILITIES — 0.7%
PG&E Corp.	143,200	6,850,688
OIL, GAS & CONSUMABLE FUELS — 11.2%
Apache Corp.	116,900	13,937,987
Chevron Corp.	423,300	38,626,125
ConocoPhillips	264,700	18,026,070
Exxon Mobil Corp.	310,200	22,681,824
Occidental Petroleum Corp.	79,200	7,769,520
Valero Energy Corp.	284,100	6,568,392
		107,609,918
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	174,700	4,758,828
PHARMACEUTICALS — 10.1%
Abbott Laboratories	171,900	8,235,729
Eli Lilly & Co.	43,400	1,520,736
Johnson & Johnson	465,600	28,797,360
Merck & Co., Inc.	713,600	25,718,144
Pfizer, Inc.	1,912,700	33,491,377
		97,763,346
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Applied Materials, Inc.	349,400	4,909,070
Intel Corp.	340,900	7,169,127
		12,078,197
SOFTWARE — 3.1%
Activision Blizzard, Inc.	278,200	3,460,808
Microsoft Corp.	684,100	19,100,072
Oracle Corp.	232,100	7,264,730
		29,825,610
SPECIALTY RETAIL — 0.5%
Best Buy Co., Inc.	126,400	4,334,256
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	48,400	4,171,112

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/ Principal Amount	Value
TOBACCO — 0.9%
Altria Group, Inc.	337,900	$ 8,319,098
TOTAL COMMON STOCKS
(Cost $767,591,084)		954,931,697
TEMPORARY CASH INVESTMENTS — 4.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	6,753	6,753
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $41,358,250), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $40,513,203)		40,513,000
FHLB Discount Notes, 0.00%, 1/3/11(2)	$3,700,000	3,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $44,219,753)		44,219,753
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 1.0%
Repurchase Agreement, Goldman Sachs Group, Inc, (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $10,297,452), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $10,087,050) (Cost $10,087,000)		10,087,000
TOTAL INVESTMENT SECURITIES — 104.6%
(Cost $821,897,837)		1,009,238,450
OTHER ASSETS AND LIABILITIES — (4.6)%		(44,573,153)
TOTAL NET ASSETS — 100.0%		$964,665,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,898,488	EUR for USD	UBS AG	1/31/11	$2,536,949	$(43,798)
(Value on Settlement Date $2,493,151)

FUTURES CONTRACTS

Contracts Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
161 S&P 500 E-Mini Futures	March 2011	$10,086,650	$280,049

Notes to Schedule of Investments
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
USD	-	United States Dollar

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$954,931,697	–	–
Temporary Cash Investments	6,753	$54,300,000	–
Total Value of Investment Securities	$954,938,450	$54,300,000	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(43,798)	–
Futures Contracts	$280,049	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$280,049	$(43,798)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$862,135,103
Gross tax appreciation of investments	$179,510,982
Gross tax depreciation of investments	(32,407,635)
Net tax appreciation (depreciation) of investments	$147,103,347

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2010

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.5%
AEROSPACE & DEFENSE — 1.0%
ITT Corp.	251,300	$ 13,095,243
AIRLINES — 0.4%
Southwest Airlines Co.	416,500	5,406,170
CAPITAL MARKETS — 4.0%
BlackRock, Inc.	17,361	3,308,659
Charles Schwab Corp. (The)	358,800	6,139,068
Franklin Resources, Inc.	59,500	6,616,995
Northern Trust Corp.	571,000	31,639,110
State Street Corp.	115,100	5,333,734
		53,037,566
CHEMICALS — 0.6%
Minerals Technologies, Inc.	127,001	8,307,136
COMMERCIAL BANKS — 3.4%
Comerica, Inc.	435,528	18,396,703
Commerce Bancshares, Inc.	451,521	17,938,929
SunTrust Banks, Inc.	265,800	7,843,758
		44,179,390
COMMERCIAL SERVICES & SUPPLIES — 5.0%
Cintas Corp.	307,700	8,603,292
Pitney Bowes, Inc.	264,400	6,393,192
Republic Services, Inc.	1,364,598	40,746,897
Waste Management, Inc.	258,544	9,532,517
		65,275,898
COMMUNICATIONS EQUIPMENT — 0.6%
Emulex Corp.(1)	662,500	7,724,750
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	587,206	19,178,148
DISTRIBUTORS — 0.4%
Genuine Parts Co.	91,494	4,697,302
DIVERSIFIED — 2.7%
iShares Russell Midcap Value Index Fund	796,700	35,859,467
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Consolidated Communications Holdings, Inc.	261,200	5,041,160
Qwest Communications International, Inc.	2,142,900	16,307,469
Windstream Corp.	194,937	2,717,422
		24,066,051
ELECTRIC UTILITIES — 5.3%
American Electric Power Co., Inc.	215,955	7,770,061
Great Plains Energy, Inc.	89,459	1,734,610
IDACORP, Inc.	78,068	2,886,955
Northeast Utilities	383,983	12,241,378
NV Energy, Inc.	1,329,200	18,675,260
Portland General Electric Co.	348,136	7,554,551
Westar Energy, Inc.	740,910	18,641,295
		69,504,110
ELECTRICAL EQUIPMENT — 2.6%
Hubbell, Inc., Class B	253,035	15,214,995

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Thomas & Betts Corp.(1)	403,700	$ 19,498,710
		34,713,705
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Molex, Inc.	360,984	8,201,557
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes, Inc.	112,400	6,425,908
FOOD & STAPLES RETAILING — 1.6%
CVS Caremark Corp.	468,900	16,303,653
SYSCO Corp.	155,900	4,583,460
		20,887,113
FOOD PRODUCTS — 5.6%
ConAgra Foods, Inc.	1,080,590	24,399,722
General Mills, Inc.	303,000	10,783,770
H.J. Heinz Co.	330,625	16,352,713
Kellogg Co.	423,600	21,637,488
		73,173,693
GAS UTILITIES — 0.8%
AGL Resources, Inc.	283,300	10,156,305
Southwest Gas Corp.	24,803	909,526
		11,065,831
HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Beckman Coulter, Inc.	304,456	22,904,225
Boston Scientific Corp.(1)	883,500	6,688,095
CareFusion Corp.(1)	451,961	11,615,397
Covidien plc	143,100	6,533,946
Symmetry Medical, Inc.(1)	208,571	1,929,282
Zimmer Holdings, Inc.(1)	424,900	22,808,632
		72,479,577
HEALTH CARE PROVIDERS & SERVICES — 2.9%
LifePoint Hospitals, Inc.(1)	458,600	16,853,550
Patterson Cos., Inc.	604,700	18,521,961
Select Medical Holdings Corp.(1)	432,378	3,160,683
		38,536,194
HOTELS, RESTAURANTS & LEISURE — 2.1%
CEC Entertainment, Inc.(1)	423,400	16,440,622
International Speedway Corp., Class A	257,707	6,744,192
Speedway Motorsports, Inc.	287,543	4,405,159
		27,589,973
HOUSEHOLD DURABLES — 1.7%
Stanley Black & Decker, Inc.	96,700	6,466,329
Toll Brothers, Inc.(1)	295,400	5,612,600
Whirlpool Corp.	120,000	10,659,600
		22,738,529
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co.	135,900	8,599,752
Kimberly-Clark Corp.	446,423	28,142,506
		36,742,258
INDUSTRIAL CONGLOMERATES — 1.2%
Tyco International Ltd.	378,600	15,689,184
INSURANCE — 11.1%
ACE Ltd.	269,400	16,770,150
Allstate Corp. (The)	411,100	13,105,868

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Aon Corp.	464,000	$ 21,348,640
Chubb Corp. (The)	166,200	9,912,168
HCC Insurance Holdings, Inc.	618,960	17,912,702
Marsh & McLennan Cos., Inc.	726,827	19,871,450
Symetra Financial Corp.	634,078	8,686,869
Transatlantic Holdings, Inc.	321,258	16,583,338
Travelers Cos., Inc. (The)	305,900	17,041,689
Unum Group	221,300	5,359,886
		146,592,760
IT SERVICES — 0.5%
Automatic Data Processing, Inc.	86,700	4,012,476
Booz Allen Hamilton Holding Corp.(1)	165,856	3,222,582
		7,235,058
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	108,400	2,756,612
MACHINERY — 2.6%
Altra Holdings, Inc.(1)	306,330	6,083,714
Harsco Corp.	364,600	10,325,472
Kaydon Corp.	430,456	17,528,168
		33,937,354
METALS & MINING — 0.9%
Newmont Mining Corp.	202,238	12,423,480
MULTILINE RETAIL — 0.4%
Target Corp.	90,700	5,453,791
MULTI-UTILITIES — 3.0%
Consolidated Edison, Inc.	85,600	4,243,192
PG&E Corp.	367,200	17,566,848
Wisconsin Energy Corp.	79,700	4,691,142
Xcel Energy, Inc.	536,468	12,633,821
		39,135,003
OIL, GAS & CONSUMABLE FUELS — 8.3%
Devon Energy Corp.	166,600	13,079,766
EOG Resources, Inc.	42,700	3,903,207
EQT Corp.	491,357	22,032,448
Imperial Oil Ltd.	922,900	37,665,978
Murphy Oil Corp.	180,000	13,419,000
Noble Energy, Inc.	59,400	5,113,152
Southwestern Energy Co.(1)	193,400	7,238,962
Spectra Energy Partners LP	213,400	7,010,190
		109,462,703
PAPER & FOREST PRODUCTS — 0.6%
MeadWestvaco Corp.	299,200	7,827,072
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.1%
Annaly Capital Management, Inc.	224,426	4,021,714
Capstead Mortgage Corp.	363,600	4,577,724
Government Properties Income Trust	502,398	13,459,242
Host Hotels & Resorts, Inc.	203,869	3,643,139
National Health Investors, Inc.	14,500	652,790
Piedmont Office Realty Trust, Inc., Class A	881,062	17,744,589
Weyerhaeuser Co.	497,471	9,417,126
		53,516,324

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Applied Materials, Inc.	1,357,400	$ 19,071,470
Teradyne, Inc.(1)	684,400	9,608,976
		28,680,446
SOFTWARE — 0.5%
Cadence Design Systems, Inc.(1)	788,500	6,513,010
SPECIALTY RETAIL — 4.2%
Best Buy Co., Inc.	258,200	8,853,678
Lowe's Cos., Inc.	1,173,600	29,433,888
Staples, Inc.	774,200	17,628,534
		55,916,100
THRIFTS & MORTGAGE FINANCE — 3.2%
Capitol Federal Financial, Inc.	426,987	5,085,415
Hudson City Bancorp., Inc.	1,368,800	17,438,512
People's United Financial, Inc.	1,378,589	19,314,032
		41,837,959
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Beacon Roofing Supply, Inc.(1)	494,800	8,842,076
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Rogers Communications, Inc., Class B	144,100	5,014,442
TOTAL COMMON STOCKS
(Cost $1,134,028,504)		1,283,718,943
TEMPORARY CASH INVESTMENTS — 3.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	101,918	101,918
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $46,040,952), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $45,100,226)		45,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $45,201,918)		45,201,918
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $1,179,230,422)		1,328,920,861
OTHER ASSETS AND LIABILITIES — (0.9)%		(12,466,237)
TOTAL NET ASSETS — 100.0%		$1,316,454,624

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
29,958,400	CAD for USD	Bank of America	1/31/11	$30,116,512	$(188,788)
(Value on Settlement Date $29,927,724)

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,202,045,243	–	–
Foreign Common Stocks	38,993,280	$42,680,420	–
Temporary Cash Investments	101,918	45,100,000	–
Total Value of Investment Securities	$1,241,140,441	$87,780,420	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(188,788)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,200,349,485
Gross tax appreciation of investments	$135,553,283
Gross tax depreciation of investments	(6,981,907)
Net tax appreciation (depreciation) of investments	$128,571,376

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2010

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 96.6%
AEROSPACE & DEFENSE — 1.9%
Honeywell International, Inc.	19,600	$ 1,041,936
Lockheed Martin Corp.	37,200	2,600,652
Northrop Grumman Corp.	69,900	4,528,122
		8,170,710
BEVERAGES — 1.1%
Coca-Cola Co. (The)	70,700	4,649,939
BIOTECHNOLOGY — 2.1%
Amgen, Inc.(1)	116,700	6,406,830
Gilead Sciences, Inc.(1)	74,000	2,681,760
		9,088,590
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	41,700	2,399,835
Bank of New York Mellon Corp. (The)	136,700	4,128,340
Goldman Sachs Group, Inc. (The)	45,600	7,668,096
Morgan Stanley	123,500	3,360,435
		17,556,706
CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	57,400	2,863,112
COMMERCIAL BANKS — 5.3%
PNC Financial Services Group, Inc.	67,600	4,104,672
U.S. Bancorp.	227,100	6,124,887
Wells Fargo & Co.	389,800	12,079,902
		22,309,461
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	61,100	2,586,974
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.(1)	169,300	3,424,939
COMPUTERS & PERIPHERALS — 1.3%
Hewlett-Packard Co.	102,600	4,319,460
Western Digital Corp.(1)	35,300	1,196,670
		5,516,130
CONSTRUCTION & ENGINEERING — 0.3%
Shaw Group, Inc. (The)(1)	35,400	1,211,742
DIVERSIFIED — 0.8%
SPDR S&P 500 ETF Trust, Series 1	28,300	3,559,574
DIVERSIFIED FINANCIAL SERVICES — 8.1%
Bank of America Corp.	825,600	11,013,504
Citigroup, Inc.(1)	1,693,100	8,008,363
JPMorgan Chase & Co.	361,500	15,334,830
		34,356,697
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
AT&T, Inc.	515,300	15,139,514
CenturyLink, Inc.	38,100	1,759,077
Verizon Communications, Inc.	241,300	8,633,714
		25,532,305
ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	91,000	3,274,180
Exelon Corp.	85,600	3,564,384

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value

PPL Corp.	117,200	$ 3,084,704
		9,923,268
ENERGY EQUIPMENT & SERVICES — 2.2%
Baker Hughes, Inc.	54,800	3,132,916
National Oilwell Varco, Inc.	55,900	3,759,275
Transocean Ltd.(1)	34,100	2,370,291
		9,262,482
FOOD & STAPLES RETAILING — 4.0%
Kroger Co. (The)	197,100	4,407,156
SYSCO Corp.	72,700	2,137,380
Walgreen Co.	90,500	3,525,880
Wal-Mart Stores, Inc.	128,000	6,903,040
		16,973,456
FOOD PRODUCTS — 1.6%
Kraft Foods, Inc., Class A	170,100	5,359,851
Unilever NV New York Shares	49,100	1,541,740
		6,901,591
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Medtronic, Inc.	75,400	2,796,586
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Aetna, Inc.	71,000	2,166,210
Quest Diagnostics, Inc.	22,600	1,219,722
WellPoint, Inc.(1)	45,300	2,575,758
		5,961,690
HOTELS, RESTAURANTS & LEISURE — 0.3%
Darden Restaurants, Inc.	15,400	715,176
Starbucks Corp.	17,800	571,914
		1,287,090
HOUSEHOLD PRODUCTS — 3.0%
Clorox Co.	33,800	2,138,864
Energizer Holdings, Inc.(1)	16,800	1,224,720
Procter & Gamble Co. (The)	148,300	9,540,139
		12,903,723
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	58,400	1,141,136
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	788,500	14,421,665
Tyco International Ltd.	64,900	2,689,456
		17,111,121
INSURANCE — 6.9%
Allstate Corp. (The)	151,300	4,823,444
Berkshire Hathaway, Inc., Class B(1)	49,400	3,957,434
Chubb Corp. (The)	82,800	4,938,192
Loews Corp.	118,200	4,599,162
Principal Financial Group, Inc.	82,300	2,679,688
Torchmark Corp.	42,300	2,527,002
Travelers Cos., Inc. (The)	100,700	5,609,997
		29,134,919
IT SERVICES — 1.3%
Fiserv, Inc.(1)	26,300	1,540,128
International Business Machines Corp.	26,800	3,933,168
		5,473,296

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
MACHINERY — 1.4%
Dover Corp.	32,500	$ 1,899,625
Ingersoll-Rand plc	87,100	4,101,539
		6,001,164
MEDIA — 5.0%
CBS Corp., Class B	190,700	3,632,835
Comcast Corp., Class A	296,000	6,503,120
Time Warner Cable, Inc.	30,600	2,020,518
Time Warner, Inc.	154,000	4,954,180
Viacom, Inc., Class B	104,900	4,155,089
		21,265,742
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	5,700	684,513
Nucor Corp.	59,200	2,594,144
		3,278,657
MULTILINE RETAIL — 1.2%
Kohl's Corp.(1)	48,300	2,624,622
Macy's, Inc.	101,000	2,555,300
		5,179,922
MULTI-UTILITIES — 0.7%
PG&E Corp.	61,200	2,927,808
OIL, GAS & CONSUMABLE FUELS — 10.8%
Apache Corp.	49,600	5,913,808
Chevron Corp.	179,200	16,352,000
ConocoPhillips	114,500	7,797,450
Exxon Mobil Corp.	133,800	9,783,456
Occidental Petroleum Corp.	33,800	3,315,780
Valero Energy Corp.	120,200	2,779,024
		45,941,518
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	76,700	2,089,308
PHARMACEUTICALS — 9.9%
Abbott Laboratories	75,600	3,621,996
Eli Lilly & Co.	18,100	634,224
Johnson & Johnson	200,800	12,419,480
Merck & Co., Inc.	304,400	10,970,576
Pfizer, Inc.	817,000	14,305,670
		41,951,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Applied Materials, Inc.	150,800	2,118,740
Intel Corp.	155,900	3,278,577
		5,397,317
SOFTWARE — 3.1%
Activision Blizzard, Inc.	123,200	1,532,608
Microsoft Corp.	298,200	8,325,744
Oracle Corp.	99,700	3,120,610
		12,978,962
SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	53,700	1,841,373

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	20,400	$ 1,758,072
TOTAL COMMON STOCKS
(Cost $347,335,243)		410,309,026
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	70,534	70,534
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $9,698,205), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $9,500,047)		9,500,000
FHLB Discount Notes, 0.00%, 1/3/11(2)	$2,200,000	2,200,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $11,770,534)		11,770,534
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $359,105,777)		422,079,560
OTHER ASSETS AND LIABILITIES — 0.6%		2,567,986
TOTAL NET ASSETS — 100.0%		$424,647,546

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
816,250	EUR for USD	UBS AG	1/31/11	$1,090,755	$(18,831)
(Value on Settlement Date $1,071,924)

FUTURES CONTRACTS

Contracts Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
186 S&P 500 E-Mini Futures	March 2011	$11,652,900	$126,965

Notes to Schedule of Investments
ETF	-	Exchange-Traded Fund
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$410,309,026	–	–
Temporary Cash Investments	70,534	$11,700,000	–
Total Value of Investment Securities	$410,379,560	$11,700,000	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(18,831)	–
Futures Contracts	$126,965	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$126,965	$(18,831)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$368,999,993
Gross tax appreciation of investments	$ 54,470,569
Gross tax depreciation of investments	(1,391,002)
Net tax appreciation (depreciation) of investments	$ 53,079,567

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2010

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 1.0%
ITT Corp.	36,600	$ 1,907,226
AIRLINES — 0.4%
Southwest Airlines Co.	61,100	793,078
CAPITAL MARKETS — 4.1%
BlackRock, Inc.	2,528	481,786
Charles Schwab Corp. (The)	53,200	910,252
Franklin Resources, Inc.	8,700	967,527
Northern Trust Corp.	84,689	4,692,618
State Street Corp.	17,100	792,414
		7,844,597
CHEMICALS — 0.6%
Minerals Technologies, Inc.	18,870	1,234,287
COMMERCIAL BANKS — 3.4%
Comerica, Inc.	63,907	2,699,432
Commerce Bancshares, Inc.	66,861	2,656,387
SunTrust Banks, Inc.	39,100	1,153,841
		6,509,660
COMMERCIAL SERVICES & SUPPLIES — 5.0%
Cintas Corp.	44,800	1,252,608
Pitney Bowes, Inc.	39,200	947,856
Republic Services, Inc.	198,498	5,927,150
Waste Management, Inc.	38,996	1,437,783
		9,565,397
COMMUNICATIONS EQUIPMENT — 0.6%
Emulex Corp.(1)	98,900	1,153,174
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	85,479	2,791,744
DISTRIBUTORS — 0.4%
Genuine Parts Co.	13,556	695,965
DIVERSIFIED — 2.8%
iShares Russell Midcap Value Index Fund	116,600	5,248,166
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Consolidated Communications Holdings, Inc.	38,700	746,910
Qwest Communications International, Inc.	317,900	2,419,219
Windstream Corp.	28,586	398,489
		3,564,618
ELECTRIC UTILITIES — 5.4%
American Electric Power Co., Inc.	31,591	1,136,644
Great Plains Energy, Inc.	13,282	257,538
IDACORP, Inc.	11,579	428,192
Northeast Utilities	56,530	1,802,176
NV Energy, Inc.	193,500	2,718,675
Portland General Electric Co.	51,671	1,121,261
Westar Energy, Inc.	110,138	2,771,072
		10,235,558
ELECTRICAL EQUIPMENT — 2.7%
Hubbell, Inc., Class B	36,796	2,212,543
Thomas & Betts Corp.(1)	59,100	2,854,530
		5,067,073

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
+ ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Molex, Inc.	53,558	$ 1,216,838
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes, Inc.	16,500	943,305
FOOD & STAPLES RETAILING — 1.6%
CVS Caremark Corp.	68,800	2,392,176
SYSCO Corp.	22,700	667,380
		3,059,556
FOOD PRODUCTS — 5.6%
ConAgra Foods, Inc.	157,207	3,549,734
General Mills, Inc.	44,100	1,569,519
H.J. Heinz Co.	48,100	2,379,026
Kellogg Co.	61,700	3,151,636
		10,649,915
GAS UTILITIES — 0.8%
AGL Resources, Inc.	41,200	1,477,020
Southwest Gas Corp.	3,620	132,745
		1,609,765
HEALTH CARE EQUIPMENT & SUPPLIES — 5.6%
Beckman Coulter, Inc.	45,155	3,397,011
Boston Scientific Corp.(1)	131,100	992,427
CareFusion Corp.(1)	66,288	1,703,601
Covidien plc	20,800	949,728
Symmetry Medical, Inc.(1)	30,907	285,890
Zimmer Holdings, Inc.(1)	61,800	3,317,424
		10,646,081
HEALTH CARE PROVIDERS & SERVICES — 3.0%
LifePoint Hospitals, Inc.(1)	66,700	2,451,225
Patterson Cos., Inc.	88,000	2,695,440
Select Medical Holdings Corp.(1)	64,119	468,710
		5,615,375
HOTELS, RESTAURANTS & LEISURE — 2.1%
CEC Entertainment, Inc.(1)	61,600	2,391,928
International Speedway Corp., Class A	38,215	1,000,087
Speedway Motorsports, Inc.	42,639	653,229
		4,045,244
HOUSEHOLD DURABLES — 1.8%
Stanley Black & Decker, Inc.	14,200	949,554
Toll Brothers, Inc.(1)	43,800	832,200
Whirlpool Corp.	17,800	1,581,174
		3,362,928
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co.	19,800	1,252,944
Kimberly-Clark Corp.	64,995	4,097,285
		5,350,229
INDUSTRIAL CONGLOMERATES — 1.2%
Tyco International Ltd.	56,200	2,328,928
INSURANCE — 11.3%
ACE Ltd.	39,200	2,440,200
Allstate Corp. (The)	60,500	1,928,740
Aon Corp.	68,200	3,137,882

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Chubb Corp. (The)	24,400	$ 1,455,216
HCC Insurance Holdings, Inc.	90,593	2,621,762
Marsh & McLennan Cos., Inc.	106,954	2,924,122
Symetra Financial Corp.	92,279	1,264,222
Transatlantic Holdings, Inc.	47,175	2,435,174
Travelers Cos., Inc. (The)	44,500	2,479,095
Unum Group	32,200	779,884
		21,466,297
IT SERVICES — 0.6%
Automatic Data Processing, Inc.	12,900	597,012
Booz Allen Hamilton Holding Corp.(1)	24,561	477,220
		1,074,232
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	16,100	409,423
MACHINERY — 2.6%
Altra Holdings, Inc.(1)	44,867	891,059
Harsco Corp.	54,100	1,532,112
Kaydon Corp.	63,832	2,599,239
		5,022,410
METALS & MINING — 1.0%
Newmont Mining Corp.	29,778	1,829,262
MULTILINE RETAIL — 0.4%
Target Corp.	13,500	811,755
MULTI-UTILITIES — 3.1%
Consolidated Edison, Inc.	12,700	629,539
PG&E Corp.	54,500	2,607,280
Wisconsin Energy Corp.	11,860	698,080
Xcel Energy, Inc.	79,581	1,874,132
		5,809,031
OIL, GAS & CONSUMABLE FUELS — 8.4%
Devon Energy Corp.	24,400	1,915,644
EOG Resources, Inc.	6,300	575,883
EQT Corp.	72,900	3,268,836
Imperial Oil Ltd.	135,200	5,517,868
Murphy Oil Corp.	26,400	1,968,120
Noble Energy, Inc.	8,700	748,896
Southwestern Energy Co.(1)	28,300	1,059,269
Spectra Energy Partners LP	31,300	1,028,205
		16,082,721
PAPER & FOREST PRODUCTS — 0.6%
MeadWestvaco Corp.	44,100	1,153,656
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.2%
Annaly Capital Management, Inc.	33,327	597,220
Capstead Mortgage Corp.	54,300	683,637
Government Properties Income Trust	74,525	1,996,525
Host Hotels & Resorts, Inc.	30,286	541,211
National Health Investors, Inc.	2,100	94,542
Piedmont Office Realty Trust, Inc., Class A	130,675	2,631,794
Weyerhaeuser Co.	73,822	1,397,450
		7,942,379

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Applied Materials, Inc.	197,800	$ 2,779,090
Teradyne, Inc.(1)	101,300	1,422,252
		4,201,342
SOFTWARE — 0.5%
Cadence Design Systems, Inc.(1)	114,800	948,248
SPECIALTY RETAIL — 4.3%
Best Buy Co., Inc.	38,300	1,313,307
Lowe's Cos., Inc.	170,900	4,286,172
Staples, Inc.	114,800	2,613,996
		8,213,475
THRIFTS & MORTGAGE FINANCE — 3.2%
Capitol Federal Financial, Inc.	62,106	739,683
Hudson City Bancorp., Inc.	201,600	2,568,384
People's United Financial, Inc.	202,733	2,840,289
		6,148,356
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Beacon Roofing Supply, Inc.(1)	74,400	1,329,528
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Rogers Communications, Inc., Class B	21,000	730,765
TOTAL COMMON STOCKS
(Cost $160,722,270)		188,611,587
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	12,927	12,927
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $3,162,938), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $3,100,031)		3,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,112,927)		3,112,927
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $163,835,197)		191,724,514
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,327,481)
TOTAL NET ASSETS — 100.0%		$190,397,033

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,467,200	CAD for USD	Bank of America	1/31/11	$4,490,777	$(28,151)
(Value on Settlement Date $4,462,626)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$176,644,098	–	–
Foreign Common Stocks	5,718,856	$6,248,633	–
Temporary Cash Investments	12,927	3,100,000	–
Total Value of Investment Securities	$182,375,881	$9,348,633	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(28,151)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$168,557,124
Gross tax appreciation of investments	$ 23,413,653
Gross tax depreciation of investments	(246,263)
Net tax appreciation (depreciation) of investments	$ 23,167,390

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

December 31, 2010

Real Estate – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.0%
CASINOS & GAMING—2.1%
Las Vegas Sands Corp.(1)	306,500	$ 14,083,675
Wynn Resorts Ltd.	64,700	6,718,448
		20,802,123
DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Brookfield Asset Management, Inc., Class A	314,000	10,453,060
DIVERSIFIED REITs—6.1%
Cousins Properties, Inc.	311,989	2,601,988
Vornado Realty Trust	706,632	58,883,645
		61,485,633
HOTELS, RESORTS & CRUISE LINES—5.0%
Hyatt Hotels Corp., Class A(1)	129,670	5,933,699
Marriott International, Inc., Class A	456,369	18,957,568
Starwood Hotels & Resorts Worldwide, Inc.	327,600	19,911,528
Wyndham Worldwide Corp.	158,600	4,751,656
		49,554,451
INDUSTRIAL REITs—6.9%
AMB Property Corp.	831,300	26,360,523
DuPont Fabros Technology, Inc.	264,989	5,636,316
ProLogis	2,577,136	37,213,844
		69,210,683
OFFICE REITs—10.1%
Alexandria Real Estate Equities, Inc.	202,113	14,806,799
Boston Properties, Inc.	559,169	48,144,451
Digital Realty Trust, Inc.	318,132	16,396,523
SL Green Realty Corp.	315,206	21,279,557
		100,627,330
REAL ESTATE OPERATING COMPANIES—2.5%
Brookfield Properties Corp.	574,200	10,065,726
Forest City Enterprises, Inc., Class A(1)	535,878	8,943,804
Global Logistic Properties Ltd.(1)	3,303,000	5,559,263
		24,568,793
REAL ESTATE SERVICES—1.0%
CB Richard Ellis Group, Inc., Class A(1)	511,000	10,465,280
RESIDENTIAL REITs—18.9%
Apartment Investment & Management Co., Class A	779,600	20,144,864
Associated Estates Realty Corp.	238,120	3,640,855
AvalonBay Communities, Inc.	283,326	31,888,341
Camden Property Trust	283,208	15,287,568
Equity Residential	1,231,400	63,971,230
Essex Property Trust, Inc.	187,484	21,414,422
Post Properties, Inc.	282,700	10,262,010
UDR, Inc.	980,931	23,071,497
		189,680,787
RETAIL REITs—23.3%
Developers Diversified Realty Corp.	1,502,278	21,167,097
Equity One, Inc.	342,622	6,228,868
Federal Realty Investment Trust	69,923	5,449,099
General Growth Properties, Inc.	590,495	9,140,863

Real Estate – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
Kimco Realty Corp.	1,763,303	$ 31,809,986
Macerich Co. (The)	609,292	28,862,162
Pennsylvania Real Estate Investment Trust	391,323	5,685,923
Regency Centers Corp.	352,700	14,898,048
Simon Property Group, Inc.	818,074	81,390,182
Taubman Centers, Inc.	455,302	22,983,645
Weingarten Realty Investors	230,419	5,474,756
		233,090,629
SPECIALIZED REITs—22.1%
Extra Space Storage, Inc.	477,326	8,305,472
HCP, Inc.	1,661,836	61,138,946
Hersha Hospitality Trust	1,771,260	11,690,316
Host Hotels & Resorts, Inc.	2,834,162	50,646,475
LaSalle Hotel Properties	254,300	6,713,520
Nationwide Health Properties, Inc.	242,672	8,828,407
Public Storage	360,689	36,581,078
Sunstone Hotel Investors, Inc.(1)	774,850	8,004,201
Ventas, Inc.	316,301	16,599,477
Weyerhaeuser Co.	682,665	12,922,849
		221,430,741
TOTAL COMMON STOCKS
(Cost $707,446,393)		991,369,510
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	62,836	62,836
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $ 13,263,933), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $13,000,130)		13,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,062,836)		13,062,836
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $720,509,229)		1,004,432,346
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,270,497)
TOTAL NET ASSETS — 100.0%		$1,001,161,849

Notes to Schedule of Investments
REIT            -            Real Estate Investment Trust

(1)	Non-income producing.

Real Estate – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$985,810,247	$ 5,559,263	–
Temporary Cash Investments	62,836	13,000,000	–
Total Value of Investment Securities	$985,873,083	$18,559,263	–

Real Estate – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$812,559,392
Gross tax appreciation of investments	$193,307,132
Gross tax depreciation of investments	(1,434,178)
Net tax appreciation (depreciation) of investments	$191,872,954

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2010

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 94.7%
AEROSPACE & DEFENSE — 3.1%
AAR Corp.(1)	225,000	$ 6,180,750
AeroVironment, Inc.(1)	120,000	3,219,600
Alliant Techsystems, Inc.(1)	130,660	9,725,024
Ceradyne, Inc.(1)	115,000	3,625,950
Curtiss-Wright Corp.	930,000	30,876,000
Esterline Technologies Corp.(1)	70,000	4,801,300
Moog, Inc., Class A(1)	175,000	6,965,000
Orbital Sciences Corp.(1)	190,000	3,254,700
Triumph Group, Inc.	50,000	4,470,500
		73,118,824
AIR FREIGHT & LOGISTICS — 0.1%
UTi Worldwide, Inc.	155,000	3,286,000
AIRLINES — 0.9%
Alaska Air Group, Inc.(1)	100,000	5,669,000
Allegiant Travel Co.	70,000	3,446,800
JetBlue Airways Corp.(1)	1,275,000	8,427,750
SkyWest, Inc.	180,000	2,811,600
		20,355,150
AUTO COMPONENTS — 0.8%
Cooper Tire & Rubber Co.	150,000	3,537,000
Dana Holding Corp.(1)	575,000	9,895,750
Standard Motor Products, Inc.	365,000	5,000,500
		18,433,250
BEVERAGES — 0.2%
Primo Water Corp.(1)	285,000	4,049,850
BIOTECHNOLOGY — 0.3%
Talecris Biotherapeutics Holdings Corp.(1)	300,000	6,990,000
BUILDING PRODUCTS — 0.3%
Apogee Enterprises, Inc.	280,000	3,771,600
Griffon Corp.(1)	95,000	1,210,300
Simpson Manufacturing Co., Inc.	100,000	3,091,000
		8,072,900
CAPITAL MARKETS — 3.8%
Apollo Investment Corp.	925,000	10,239,750
Ares Capital Corp.	485,000	7,992,800
Artio Global Investors, Inc.	625,000	9,218,750
Calamos Asset Management, Inc., Class A	410,000	5,740,000
Fifth Street Finance Corp.	370,000	4,491,800
Hercules Technology Growth Capital, Inc.	460,000	4,765,600
HFF, Inc., Class A(1)	425,000	4,105,500
Investment Technology Group, Inc.(1)	285,000	4,665,450
Knight Capital Group, Inc., Class A(1)	275,000	3,792,250
MCG Capital Corp.	520,000	3,624,400
PennantPark Investment Corp.	470,000	5,752,800
Piper Jaffray Cos.(1)	195,000	6,826,950
Prospect Capital Corp.	305,000	3,294,000
Pzena Investment Management, Inc., Class A	180,000	1,323,000
TradeStation Group, Inc.(1)	990,000	6,682,500

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Waddell & Reed Financial, Inc., Class A	155,000	$ 5,469,950
		87,985,500
CHEMICALS — 1.6%
A. Schulman, Inc.	160,000	3,662,400
Arch Chemicals, Inc.	85,000	3,224,050
Cytec Industries, Inc.	75,000	3,979,500
Georgia Gulf Corp.(1)	215,000	5,172,900
H.B. Fuller Co.	240,000	4,924,800
Intrepid Potash, Inc.(1)	95,000	3,542,550
Olin Corp.	160,000	3,283,200
OM Group, Inc.(1)	150,000	5,776,500
Sensient Technologies Corp.	130,000	4,774,900
		38,340,800
COMMERCIAL BANKS — 8.7%
American National Bankshares, Inc.	175,000	4,121,250
Associated Banc-Corp.	470,000	7,120,500
BancorpSouth, Inc.	325,000	5,183,750
Boston Private Financial Holdings, Inc.	1,100,000	7,205,000
Community Bank System, Inc.	135,000	3,748,950
Cullen/Frost Bankers, Inc.	80,000	4,889,600
CVB Financial Corp.	345,000	2,991,150
East West Bancorp., Inc.	175,000	3,421,250
F.N.B. Corp.	625,000	6,137,500
First Commonwealth Financial Corp.	400,000	2,832,000
First Horizon National Corp.(1)	1,590,597	18,737,233
First Interstate Bancsystem, Inc.	250,000	3,810,000
First Midwest Bancorp., Inc.	475,000	5,472,000
First Republic Bank/San Francisco CA(1)	140,474	4,090,603
FirstMerit Corp.	450,000	8,905,500
Fulton Financial Corp.	1,085,000	11,218,900
Heritage Financial Corp.(1)	420,000	5,846,400
IBERIABANK Corp.	105,000	6,208,650
Lakeland Financial Corp.	245,000	5,257,700
Marshall & Ilsley Corp.	675,000	4,671,000
MB Financial, Inc.	205,000	3,550,600
National Bankshares, Inc.	125,000	3,936,250
Old National Bancorp.	485,000	5,766,650
Pacific Continental Corp.	340,000	3,420,400
Park Sterling Bank, Inc.(1)	920,000	5,667,200
Sterling Bancshares, Inc.	1,050,000	7,371,000
Synovus Financial Corp.	1,425,000	3,762,000
Trico Bancshares	295,000	4,764,250
Trustmark Corp.	175,000	4,347,000
United Bankshares, Inc.	140,000	4,088,000
Washington Banking Co.	295,000	4,044,450
Webster Financial Corp.	635,000	12,509,500
Whitney Holding Corp.	575,000	8,136,250
Wintrust Financial Corp.	190,000	6,275,700
Zions Bancorp.	150,000	3,634,500
		203,142,686
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co. (The)	235,000	6,316,800

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
IESI-BFC Ltd.	260,000	$ 6,318,000
SYKES Enterprises, Inc.(1)	485,000	9,826,100
US Ecology, Inc.	465,000	8,081,700
		30,542,600
COMMUNICATIONS EQUIPMENT — 1.4%
Bel Fuse, Inc., Class B	240,000	5,736,000
Blue Coat Systems, Inc.(1)	150,000	4,480,500
DG FastChannel, Inc.(1)	210,000	6,064,800
Emulex Corp.(1)	280,000	3,264,800
Netgear, Inc.(1)	105,000	3,536,400
Polycom, Inc.(1)	85,000	3,313,300
Tellabs, Inc.	875,000	5,932,500
		32,328,300
COMPUTERS & PERIPHERALS — 0.5%
Electronics for Imaging, Inc.(1)	455,000	6,511,050
NCR Corp.(1)	220,000	3,381,400
Novatel Wireless, Inc.(1)	91,820	876,881
		10,769,331
CONSTRUCTION & ENGINEERING — 2.0%
Comfort Systems USA, Inc.	265,000	3,490,050
EMCOR Group, Inc.(1)	330,000	9,563,400
Granite Construction, Inc.	940,000	25,784,200
Pike Electric Corp.(1)	810,000	6,949,800
		45,787,450
CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	40,000	3,689,600
Texas Industries, Inc.	115,000	5,264,700
		8,954,300
CONTAINERS & PACKAGING — 0.6%
Silgan Holdings, Inc.	185,000	6,624,850
Sonoco Products Co.	235,000	7,912,450
		14,537,300
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	155,000	5,516,450
DIVERSIFIED — 2.7%
iShares Russell 2000 Index Fund	265,000	20,730,950
iShares Russell 2000 Value Index Fund	595,000	42,298,550
		63,029,500
DIVERSIFIED CONSUMER SERVICES — 0.1%
Regis Corp.	190,000	3,154,000
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Compass Diversified Holdings	325,000	5,749,250
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	185,000	7,092,900
ELECTRIC UTILITIES — 1.7%
Central Vermont Public Service Corp.	275,000	6,011,500
Great Plains Energy, Inc.	460,000	8,919,400
IDACORP, Inc.	77,935	2,882,036
Portland General Electric Co.	610,000	13,237,000
Unitil Corp.	210,000	4,775,400
Westar Energy, Inc.	120,000	3,019,200
		38,844,536

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Va;ue
ELECTRICAL EQUIPMENT — 2.1%
Acuity Brands, Inc.	65,000	$ 3,748,550
Belden, Inc.	155,000	5,707,100
Brady Corp., Class A	320,000	10,435,200
Encore Wire Corp.	420,000	10,533,600
Hubbell, Inc., Class B	100,000	6,013,000
LSI Industries, Inc.	585,000	4,949,100
Regal-Beloit Corp.	60,000	4,005,600
Thomas & Betts Corp.(1)	70,000	3,381,000
		48,773,150
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Benchmark Electronics, Inc.(1)	300,000	5,448,000
Coherent, Inc.(1)	70,000	3,159,800
Electro Scientific Industries, Inc.(1)	525,000	8,415,750
Littelfuse, Inc.	90,000	4,235,400
Methode Electronics, Inc.	345,000	4,474,650
Molex, Inc.	220,000	4,998,400
Park Electrochemical Corp.	210,000	6,300,000
PC Connection, Inc.(1)	330,000	2,923,800
Plexus Corp.(1)	360,000	11,138,400
Rogers Corp.(1)	170,000	6,502,500
Tech Data Corp.(1)	90,000	3,961,800
		61,558,500
ENERGY EQUIPMENT & SERVICES — 2.5%
Bristow Group, Inc.(1)	125,000	5,918,750
Cal Dive International, Inc.(1)	1,240,000	7,030,800
Global Industries Ltd.(1)	500,000	3,465,000
Helix Energy Solutions Group, Inc.(1)	430,000	5,220,200
Key Energy Services, Inc.(1)	575,000	7,463,500
North American Energy Partners, Inc.(1)	355,000	4,352,300
Rowan Cos., Inc.(1)	95,000	3,316,450
Superior Energy Services, Inc.(1)	100,000	3,499,000
Tetra Technologies, Inc.(1)	870,000	10,326,900
Unit Corp.(1)	150,000	6,972,000
		57,564,900
FOOD & STAPLES RETAILING — 0.8%
Ruddick Corp.	80,000	2,947,200
Village Super Market, Inc., Class A	120,000	3,960,000
Weis Markets, Inc.	280,000	11,292,400
		18,199,600
FOOD PRODUCTS — 1.1%
Farmer Bros. Co.	250,000	4,450,000
Ralcorp Holdings, Inc.(1)	145,000	9,426,450
Seneca Foods Corp., Class A(1)	185,000	4,991,300
TreeHouse Foods, Inc.(1)	145,000	7,408,050
		26,275,800
GAS UTILITIES — 0.7%
Atmos Energy Corp.	145,000	4,524,000
Chesapeake Utilities Corp.	130,000	5,397,600
WGL Holdings, Inc.	150,000	5,365,500
		15,287,100

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Analogic Corp.	59,675	$ 2,954,509
Beckman Coulter, Inc.	25,000	1,880,750
Cutera, Inc.(1)(2)	670,000	5,554,300
ICU Medical, Inc.(1)	115,000	4,197,500
Utah Medical Products, Inc.(2)	175,000	4,667,250
Young Innovations, Inc.(2)	639,215	20,461,272
		39,715,581
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Alliance HealthCare Services, Inc.(1)	1,422,443	6,031,158
Almost Family, Inc.(1)	90,000	3,457,800
AMERIGROUP Corp.(1)	95,000	4,172,400
Amsurg Corp.(1)	315,000	6,599,250
Assisted Living Concepts, Inc., Class A(1)	135,000	4,391,550
Chemed Corp.	70,000	4,445,700
Community Health Systems, Inc.(1)	90,000	3,363,300
Health Management Associates, Inc., Class A(1)	475,000	4,531,500
Kindred Healthcare, Inc.(1)	215,000	3,949,550
LifePoint Hospitals, Inc.(1)	110,000	4,042,500
National Healthcare Corp.	314,587	14,555,941
Owens & Minor, Inc.	345,000	10,153,350
Sun Healthcare Group, Inc.(1)	175,000	2,215,504
U.S. Physical Therapy, Inc.(1)	280,000	5,549,600
		77,459,103
HOTELS, RESTAURANTS & LEISURE — 1.8%
Bally Technologies, Inc.(1)	85,000	3,586,150
Bob Evans Farms, Inc.	130,000	4,284,800
Brinker International, Inc.	445,000	9,291,600
Jack in the Box, Inc.(1)	265,000	5,599,450
Orient-Express Hotels Ltd., Class A(1)	295,000	3,832,050
Red Robin Gourmet Burgers, Inc.(1)	290,000	6,226,300
Ruby Tuesday, Inc.(1)	185,000	2,416,100
Vail Resorts, Inc.(1)	110,000	5,724,400
		40,960,850
HOUSEHOLD DURABLES — 0.9%
CSS Industries, Inc.	195,000	4,018,950
Ethan Allen Interiors, Inc.	175,000	3,501,750
Furniture Brands International, Inc.(1)	1,035,000	5,319,900
Helen of Troy Ltd.(1)	120,000	3,568,800
M.D.C. Holdings, Inc.	155,000	4,459,350
		20,868,750
HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co.	59,277	2,387,678
INDUSTRIAL CONGLOMERATES — 0.1%
Tredegar Corp.	165,000	3,197,700
INSURANCE — 3.7%
Alterra Capital Holdings Ltd.	465,000	10,062,600
American Equity Investment Life Holding Co.	290,000	3,639,500
Baldwin & Lyons, Inc., Class B	210,000	4,941,300
Hanover Insurance Group, Inc. (The)	145,000	6,774,400
HCC Insurance Holdings, Inc.	990,000	28,650,600
Mercer Insurance Group, Inc.(2)	365,000	10,216,350

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Platinum Underwriters Holdings Ltd.	165,000	$ 7,420,050
ProAssurance Corp.(1)	100,000	6,060,000
United Fire & Casualty Co.	165,000	3,682,800
Validus Holdings Ltd.	132,684	4,061,457
		85,509,057
INTERNET SOFTWARE & SERVICES — 0.2%
Internap Network Services Corp.(1)	805,000	4,894,400
IT SERVICES — 1.4%
CACI International, Inc., Class A(1)	50,671	2,705,831
Cass Information Systems, Inc.	85,000	3,224,900
DST Systems, Inc.	290,000	12,861,500
NeuStar, Inc., Class A(1)	190,000	4,949,500
Total System Services, Inc.	575,000	8,843,500
		32,585,231
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.(1)	300,000	4,392,000
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Pharmaceutical Product Development, Inc.	215,000	5,835,100
MACHINERY — 3.1%
Actuant Corp., Class A	115,000	3,061,300
Altra Holdings, Inc.(1)	390,000	7,745,400
Barnes Group, Inc.	210,000	4,340,700
Briggs & Stratton Corp.	175,000	3,445,750
Colfax Corp.(1)	260,000	4,786,600
Douglas Dynamics, Inc.	170,000	2,575,500
Dynamic Materials Corp.	290,000	6,545,300
FreightCar America, Inc.	90,000	2,604,600
Lincoln Electric Holdings, Inc.	80,000	5,221,600
Mueller Industries, Inc.	430,000	14,061,000
Mueller Water Products, Inc., Class A	1,575,000	6,567,750
Oshkosh Corp.(1)	130,000	4,581,200
Robbins & Myers, Inc.	185,000	6,619,300
		72,156,000
MARINE — 0.9%
Alexander & Baldwin, Inc.	110,000	4,403,300
Diana Shipping, Inc.(1)	780,000	9,375,600
Genco Shipping & Trading Ltd.(1)	425,000	6,120,000
		19,898,900
MEDIA — 2.8%
Belo Corp., Class A(1)	1,150,000	8,142,000
E.W. Scripps Co. (The), Class A(1)	1,290,000	13,093,500
Entercom Communications Corp., Class A(1)	292,875	3,391,492
Entravision Communications Corp., Class A(1)	2,390,000	6,142,300
Gannett Co., Inc.	800,000	12,072,000
Harte-Hanks, Inc.	285,000	3,639,450
Journal Communications, Inc., Class A(1)	905,000	4,570,250
Knology, Inc.(1)	330,000	5,157,900
LIN TV Corp., Class A(1)	1,525,000	8,082,500
		64,291,392
METALS & MINING — 2.5%
Brush Engineered Materials, Inc.(1)	75,000	2,898,000
Century Aluminum Co.(1)	250,000	3,882,500

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Coeur d'Alene Mines Corp.(1)	310,000	$ 8,469,200
Commercial Metals Co.	315,000	5,225,850
Haynes International, Inc.	90,000	3,764,700
Hecla Mining Co.(1)	880,000	9,908,800
Kaiser Aluminum Corp.	70,000	3,506,300
Royal Gold, Inc.	65,000	3,550,950
RTI International Metals, Inc.(1)	115,000	3,102,700
Schnitzer Steel Industries, Inc., Class A	55,000	3,651,450
Thompson Creek Metals Co., Inc.(1)	515,000	7,580,800
Worthington Industries, Inc.	190,000	3,496,000
		59,037,250
MULTILINE RETAIL — 0.7%
Big Lots, Inc.(1)	330,000	10,051,800
Fred's, Inc., Class A	435,000	5,985,600
		16,037,400
MULTI-UTILITIES — 1.1%
Avista Corp.	210,000	4,729,200
Black Hills Corp.	120,000	3,600,000
MDU Resources Group, Inc.	635,000	12,871,450
NorthWestern Corp.	140,000	4,036,200
		25,236,850
OIL, GAS & CONSUMABLE FUELS — 5.0%
Alpha Natural Resources, Inc.(1)	60,000	3,601,800
Berry Petroleum Co., Class A	200,000	8,740,000
Bill Barrett Corp.(1)	175,000	7,197,750
DHT Holdings, Inc.	950,000	4,417,500
Forest Oil Corp.(1)	90,000	3,417,300
Frontier Oil Corp.(1)	535,000	9,635,350
Goodrich Petroleum Corp.(1)	300,000	5,292,000
Hugoton Royalty Trust	175,000	3,591,000
Nordic American Tanker Shipping	495,000	12,879,900
Overseas Shipholding Group, Inc.	547,048	19,376,440
Penn Virginia Corp.	600,000	10,092,000
Petroleum Development Corp.(1)	120,000	5,065,200
Rosetta Resources, Inc.(1)	90,000	3,387,600
SandRidge Energy, Inc.(1)	700,000	5,124,000
Swift Energy Co.(1)	270,000	10,570,500
Targa Resources Corp.(1)	41,307	1,107,441
W&T Offshore, Inc.	225,000	4,020,750
		117,516,531
PAPER & FOREST PRODUCTS — 0.1%
P.H. Glatfelter Co.	275,000	3,374,250
PERSONAL PRODUCTS — 0.2%
Prestige Brands Holdings, Inc.(1)	390,000	4,660,500
PHARMACEUTICALS — 0.5%
Impax Laboratories, Inc.(1)	315,000	6,334,650
Medicis Pharmaceutical Corp., Class A	205,000	5,491,950
		11,826,600
PROFESSIONAL SERVICES — 1.6%
CDI Corp.	295,000	5,484,050
Heidrick & Struggles International, Inc.	240,000	6,876,000
Kforce, Inc.(1)	315,000	5,096,700

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Korn/Ferry International(1)	370,000	$ 8,550,700
Mistras Group, Inc.(1)	500,000	6,740,000
Towers Watson & Co., Class A	85,000	4,425,100
		37,172,550
REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.0%
American Campus Communities, Inc.	185,000	5,875,600
Ashford Hospitality Trust, Inc.(1)	525,000	5,066,250
Associated Estates Realty Corp.	525,000	8,027,250
Capstead Mortgage Corp.	285,000	3,588,150
CBL & Associates Properties, Inc.	390,000	6,825,000
Chimera Investment Corp.	2,325,000	9,555,750
CommonWealth REIT	125,000	3,188,750
DCT Industrial Trust, Inc.	920,000	4,885,200
Duke Realty Corp.	500,000	6,230,000
First Industrial Realty Trust, Inc.(1)	545,000	4,774,200
First Potomac Realty Trust	345,000	5,802,900
Getty Realty Corp.	185,000	5,786,800
Government Properties Income Trust	345,000	9,242,550
Hatteras Financial Corp.	110,000	3,329,700
Healthcare Realty Trust, Inc.	155,000	3,281,350
Hersha Hospitality Trust	140,000	924,000
Highwoods Properties, Inc.	215,000	6,847,750
Inland Real Estate Corp.	325,000	2,860,000
Kilroy Realty Corp.	200,000	7,294,000
Lexington Realty Trust	700,000	5,565,000
Medical Properties Trust, Inc.	260,000	2,815,800
MFA Financial, Inc.	890,000	7,262,400
National Health Investors, Inc.	75,000	3,376,500
National Retail Properties, Inc.	300,000	7,950,000
Omega Healthcare Investors, Inc.	205,000	4,600,200
Piedmont Office Realty Trust, Inc., Class A	230,000	4,632,200
PS Business Parks, Inc.	90,000	5,014,800
Sabra Health Care REIT, Inc.	199,999	3,679,982
Saul Centers, Inc.	70,000	3,314,500
Urstadt Biddle Properties, Inc., Class A	210,000	4,084,500
Washington Real Estate Investment Trust	120,000	3,718,800
Winthrop Realty Trust	270,000	3,453,300
		162,853,182
ROAD & RAIL — 0.3%
Arkansas Best Corp.	165,000	4,524,300
Old Dominion Freight Line, Inc.(1)	112,500	3,598,875
		8,123,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Cymer, Inc.(1)	120,000	5,408,400
Integrated Device Technology, Inc.(1)	1,000,000	6,660,000
Intersil Corp., Class A	400,000	6,108,000
MKS Instruments, Inc.(1)	120,000	2,938,800
National Semiconductor Corp.	410,000	5,641,600
Sigma Designs, Inc.(1)	590,000	8,360,300
Standard Microsystems Corp.(1)	265,000	7,639,950
Varian Semiconductor Equipment Associates, Inc.(1)	195,000	7,209,150
Verigy Ltd.(1)	425,000	5,533,500

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Zoran Corp.(1)	560,000	$ 4,928,000
		60,427,700
SOFTWARE — 2.5%
Cadence Design Systems, Inc.(1)	500,000	4,130,000
Compuware Corp.(1)	295,000	3,442,650
Lawson Software, Inc.(1)	350,000	3,237,500
Parametric Technology Corp.(1)	365,000	8,223,450
Quest Software, Inc.(1)	605,000	16,782,700
S1 Corp.(1)	1,350,000	9,315,000
Synopsys, Inc.(1)	120,000	3,229,200
Websense, Inc.(1)	445,000	9,011,250
		57,371,750
SPECIALTY RETAIL — 4.9%
Aeropostale, Inc.(1)	290,000	7,145,600
American Eagle Outfitters, Inc.	425,000	6,217,750
Brown Shoe Co., Inc.	355,000	4,945,150
Cabela's, Inc.(1)	215,000	4,676,250
Cato Corp. (The), Class A	105,000	2,878,050
Charming Shoppes, Inc.(1)	920,000	3,266,000
Christopher & Banks Corp.	950,000	5,842,500
Coldwater Creek, Inc.(1)	1,245,000	3,946,650
Collective Brands, Inc.(1)	510,000	10,761,000
Dress Barn, Inc. (The)(1)	300,000	7,926,000
Finish Line, Inc. (The), Class A	350,000	6,016,500
Genesco, Inc.(1)	235,000	8,810,150
Group 1 Automotive, Inc.	80,000	3,340,800
Hot Topic, Inc.	505,000	3,166,350
Men's Wearhouse, Inc. (The)	205,000	5,120,900
New York & Co., Inc.(1)	870,000	3,845,400
Penske Automotive Group, Inc.(1)	210,000	3,658,200
PEP Boys-Manny Moe & Jack	215,000	2,887,450
RadioShack Corp.	575,000	10,631,750
Rent-A-Center, Inc.	65,000	2,098,200
Stage Stores, Inc.	210,000	3,641,400
Systemax, Inc.(1)	240,000	3,384,000
		114,206,050
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Culp, Inc.(1)	430,000	4,454,800
Jones Group, Inc. (The)	485,000	7,536,900
True Religion Apparel, Inc.(1)	390,000	8,681,400
		20,673,100
THRIFTS & MORTGAGE FINANCE — 2.3%
Brookline Bancorp., Inc.	330,000	3,580,500
Capitol Federal Financial, Inc.	360,000	4,287,595
First Financial Holdings, Inc.	390,000	4,488,900
First Financial Northwest, Inc.	725,000	2,907,250
First Niagara Financial Group, Inc.	620,000	8,667,600
Flushing Financial Corp.	240,000	3,360,000
Kaiser Federal Financial Group, Inc.	335,000	3,879,300
Oritani Financial Corp.	335,000	4,100,400
PMI Group, Inc. (The)(1)	700,000	2,310,000
Provident Financial Services, Inc.	435,000	6,581,550

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Share	Value
Radian Group, Inc.	725,000	$ 5,850,750
Washington Federal, Inc.	265,000	4,483,800
		54,497,645
TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp.	100,000	3,528,000
Kaman Corp.	165,000	4,796,550
Lawson Products, Inc.	260,000	6,471,400
WESCO International, Inc.(1)	55,000	2,904,000
		17,699,950
WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	260,000	4,927,000
TOTAL COMMON STOCKS
(Cost $1,783,238,482)		2,207,533,152
CONVERTIBLE PREFERRED STOCKS — 3.0%
INSURANCE — 2.0%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	840,000	46,141,200
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co., Series B, 7.50%	45,000	5,947,650
MEDIA — 0.2%
LodgeNet Interactive Corp., 10.00%(3)	3,555	5,003,663
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Entertainment Properties Trust, Series E, 9.00%	155,000	4,343,100
Lexington Realty Trust, Series C, 6.50%	75,000	3,204,000
		7,547,100
TOBACCO — 0.2%
Universal Corp., 6.75%	5,053	5,054,263
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $61,425,205)		69,693,876
PREFERRED STOCKS — 0.6%
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
DuPont Fabros Technology, Inc., Series A, 7.875%	140,106	3,497,046
National Retail Properties, Inc., Series C, 7.375%	285,000	7,102,200
PS Business Parks, Inc., Series O, 7.375%	107,340	2,707,115
		13,306,361
TOTAL PREFERRED STOCKS
(Cost $12,724,908)		13,306,361
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	109,717	109,717
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $33,057,801), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $32,400,324)		32,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $32,509,717)		32,509,717
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,889,898,312)		2,323,043,106
OTHER ASSETS AND LIABILITIES — 0.3%		8,005,731
TOTAL NET ASSETS — 100.0%	$2,331,048,837

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $5,003,663, which represented 0.2% of total net assets.

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations
The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$2,207,533,152	–	–
Convertible Preferred Stocks	–	$ 69,693,876	–
Preferred Stocks	–	13,306,361	–
Temporary Cash Investments	109,717	32,400,000	–
Total Value of Investment Securities	$2,207,642,869	$115,400,237	–

Small Cap Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2010 follows:

	March 31, 2010					December 31, 2010
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Cutera, Inc.(1)	690,000	$1,083,971	$1,641,144	$114,343	—	670,000	$5,554,300
Hampton Roads Bankshares, Inc.(1)	355,000	1,871,130	4,579,672	(3,881,985)	—	—	(2)
Mercer Insurance Group, Inc.	361,253	768,803	725,539	389,638	$117,283	365,000	10,216,350
Ulticom, Inc.	577,353	699,334	17,936,646	(15,222,644)	2,611,700	—	(2)
Utah Medical Products, Inc.	155,000	555,642	—	—	246,725	175,000	4,667,250
Young Innovations, Inc.	679,235	2,206,311	3,343,563	383,792	749,600	639,215	20,461,272
		$7,185,191	$28,226,564	$(18,216,856)	$3,725,308		$40,899,172

(1)  Non-income producing.
(2)  Company was not an affiliate at December 31, 2010.

4. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,976,350,639
Gross tax appreciation of investments	$377,427,521
Gross tax depreciation of investments	(30,735,054)
Net tax appreciation (depreciation) of investments	$346,692,467

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2010

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE — 0.5%
Northrop Grumman Corp.	170,450	$ 11,041,751
AIR FREIGHT & LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	82,990	6,023,414
AIRLINES — 0.1%
Southwest Airlines Co.	141,600	1,837,968
AUTOMOBILES — 1.7%
General Motors Co.(1)	214,866	7,919,961
Honda Motor Co. Ltd.	226,800	8,963,960
Toyota Motor Corp.	447,700	17,630,078
		34,513,999
BEVERAGES — 0.9%
PepsiCo, Inc.	280,820	18,345,971
CAPITAL MARKETS — 5.6%
Bank of New York Mellon Corp. (The)	157,330	4,751,366
Charles Schwab Corp. (The)	593,400	10,153,074
Franklin Resources, Inc.	55,400	6,161,034
Goldman Sachs Group, Inc. (The)	158,490	26,651,678
Morgan Stanley	334,320	9,096,847
Northern Trust Corp.	729,910	40,444,313
State Street Corp.	388,540	18,004,944
		115,263,256
COMMERCIAL BANKS — 4.5%
Comerica, Inc.	434,410	18,349,478
Commerce Bancshares, Inc.	255,220	10,139,891
M&T Bank Corp.	35,200	3,064,160
PNC Financial Services Group, Inc.	158,030	9,595,582
U.S. Bancorp.	1,624,250	43,806,022
Wells Fargo & Co.	233,720	7,242,983
		92,198,116
COMMERCIAL SERVICES & SUPPLIES — 3.1%
Avery Dennison Corp.	96,140	4,070,567
Cintas Corp.	314,000	8,779,440
Republic Services, Inc.	1,170,230	34,943,068
Waste Management, Inc.	443,670	16,358,113
		64,151,188
COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.(1)	410,950	8,313,518
Nokia Oyj ADR	279,340	2,882,789
		11,196,307
COMPUTERS & PERIPHERALS — 1.2%
Diebold, Inc.	148,030	4,744,361
Hewlett-Packard Co.	382,920	16,120,932
QLogic Corp.(1)	226,538	3,855,677
		24,720,970
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	63,490	2,816,416
CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc.	276,870	9,042,574

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
DISTRIBUTORS — 0.1%
Genuine Parts Co.	51,600	$ 2,649,144
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	3,015,110	40,221,567
JPMorgan Chase & Co.	1,765,710	74,901,418
McGraw-Hill Cos., Inc. (The)	53,360	1,942,838
		117,065,823
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
AT&T, Inc.	2,046,290	60,120,000
Qwest Communications International, Inc.	580,180	4,415,170
Verizon Communications, Inc.	713,890	25,542,984
		90,078,154
ELECTRIC UTILITIES — 2.6%
American Electric Power Co., Inc.	306,820	11,039,384
IDACORP, Inc.	195,970	7,246,971
NV Energy, Inc.	305,030	4,285,671
Westar Energy, Inc.	1,246,300	31,356,908
		53,928,934
ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	51,430	2,940,253
Hubbell, Inc., Class B	275,130	16,543,567
Thomas & Betts Corp.(1)	238,120	11,501,196
		30,985,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Molex, Inc.	478,080	10,861,978
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes, Inc.	90,700	5,185,319
FOOD & STAPLES RETAILING — 2.4%
CVS Caremark Corp.	647,310	22,506,969
Wal-Mart Stores, Inc.	497,530	26,831,793
		49,338,762
FOOD PRODUCTS — 4.8%
ConAgra Foods, Inc.	1,041,650	23,520,457
H.J. Heinz Co.	121,540	6,011,368
Kellogg Co.	320,360	16,363,989
Kraft Foods, Inc., Class A	1,236,460	38,960,854
Unilever NV CVA	422,870	13,166,392
		98,023,060
HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Beckman Coulter, Inc.	561,270	42,224,342
Boston Scientific Corp.(1)	2,024,120	15,322,589
CareFusion Corp.(1)	656,790	16,879,503
Covidien plc	165,040	7,535,726
Medtronic, Inc.	286,230	10,616,271
Zimmer Holdings, Inc.(1)	468,010	25,122,777
		117,701,208
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	415,210	12,668,057
CIGNA Corp.	211,650	7,759,089
LifePoint Hospitals, Inc.(1)	265,360	9,751,980
UnitedHealth Group, Inc.	516,220	18,640,704
		48,819,830

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.3%
International Game Technology	58,440	$ 1,033,804
International Speedway Corp., Class A	560,990	14,681,108
Speedway Motorsports, Inc.	671,970	10,294,580
		26,009,492
HOUSEHOLD DURABLES — 0.7%
Toll Brothers, Inc.(1)	252,730	4,801,870
Whirlpool Corp.	95,870	8,516,132
		13,318,002
HOUSEHOLD PRODUCTS — 3.6%
Kimberly-Clark Corp.	436,560	27,520,742
Procter & Gamble Co. (The)	720,890	46,374,854
		73,895,596
INDUSTRIAL CONGLOMERATES — 3.2%
General Electric Co.	3,078,380	56,303,570
Tyco International Ltd.	214,920	8,906,285
		65,209,855
INSURANCE — 8.7%
ACE Ltd.	251,710	15,668,947
Allstate Corp. (The)	552,170	17,603,179
Aon Corp.	342,470	15,757,045
Berkshire Hathaway, Inc., Class A(1)	250	30,112,500
Chubb Corp. (The)	105,890	6,315,280
HCC Insurance Holdings, Inc.	583,430	16,884,464
Marsh & McLennan Cos., Inc.	1,388,070	37,949,834
Prudential Financial, Inc.	78,600	4,614,606
Transatlantic Holdings, Inc.	294,250	15,189,185
Travelers Cos., Inc. (The)	338,160	18,838,894
		178,933,934
IT SERVICES — 0.3%
Automatic Data Processing, Inc.	130,710	6,049,259
MEDIA — 0.3%
Omnicom Group, Inc.	13,390	613,262
Walt Disney Co. (The)	126,080	4,729,261
		5,342,523
METALS & MINING — 0.7%
Barrick Gold Corp.	126,630	6,734,183
Newmont Mining Corp.	119,180	7,321,228
		14,055,411
MULTILINE RETAIL — 0.2%
Target Corp.	82,750	4,975,758
MULTI-UTILITIES — 2.1%
PG&E Corp.	294,610	14,094,142
Wisconsin Energy Corp.	182,170	10,722,526
Xcel Energy, Inc.	739,050	17,404,628
		42,221,296
OIL, GAS & CONSUMABLE FUELS — 11.7%
BP plc	774,580	5,622,204
BP plc ADR	48,710	2,151,521
Chevron Corp.	681,970	62,229,762
ConocoPhillips	271,760	18,506,856
Devon Energy Corp.	157,630	12,375,531

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Shares	Value
EQT Corp.	669,280	$ 30,010,515
Exxon Mobil Corp.	544,250	39,795,560
Imperial Oil Ltd.	414,570	16,919,693
Southwestern Energy Co.(1)	60,490	2,264,141
Total SA	796,050	42,178,148
Valero Energy Corp.	276,240	6,386,669
		238,440,600
PAPER & FOREST PRODUCTS — 0.2%
MeadWestvaco Corp.	148,350	3,880,836
PHARMACEUTICALS — 9.1%
Bristol-Myers Squibb Co.	530,870	14,057,438
Eli Lilly & Co.	408,360	14,308,934
Johnson & Johnson	1,057,990	65,436,681
Merck & Co., Inc.	998,520	35,986,661
Pfizer, Inc.	3,167,900	55,469,929
		185,259,643
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Annaly Capital Management, Inc.	263,120	4,715,110
Host Hotels & Resorts, Inc.	169,850	3,035,220
Weyerhaeuser Co.	911,300	17,250,909
		25,001,239
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.	1,329,850	18,684,393
Intel Corp.	817,350	17,188,870
		35,873,263
SPECIALTY RETAIL — 2.3%
Lowe's Cos., Inc.	1,348,380	33,817,370
Staples, Inc.	597,150	13,597,106
		47,414,476
THRIFTS & MORTGAGE FINANCE — 0.8%
Hudson City Bancorp., Inc.	1,223,620	15,588,919
TOTAL COMMON STOCKS
(Cost $1,784,087,977)		1,997,259,260
TEMPORARY CASH INVESTMENTS — 2.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	47,476	47,476
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $53,974,003), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $52,900,529)		52,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $52,947,476)		52,947,476
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $1,837,035,453)		2,050,206,736
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,067,570)
TOTAL NET ASSETS — 100.0%		$2,045,139,166

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
12,437,100	CAD for USD	Bank of America	1/31/11	$12,502,740	$ (78,375)
33,407,167	EUR for USD	UBS AG	1/31/11	44,641,998	(770,704)
3,799,123	GBP for USD	Bank of America	1/31/11	5,922,187	(75,621)
1,645,032,750	JPY for USD	Bank of America	1/31/11	20,267,968	(217,352)
				$83,334,893	$(1,142,052)
(Value on Settlement Date $82,192,841)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
  Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
  Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Value – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,848,899,334	–	–
Foreign Common Stocks	43,879,451	$104,480,475	–
Temporary Cash Investments	47,476	52,900,000	–
Total Value of Investment Securities	$1,892,826,261	$157,380,475	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(1,142,052)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,916,747,448
Gross tax appreciation of investments	$ 205,868,393
Gross tax depreciation of investments	(72,409,105)
Net tax appreciation (depreciation) of investments	$ 133,459,288

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2011